UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 10/31/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Semi-Annual Report

OCTOBER 31, 2009 | (UNAUDITED)

BlackRock Investment Quality Municipal Trust Inc. (BKN)

BlackRock Long-Term Municipal Advantage Trust (BTA)

BlackRock Municipal 2020 Term Trust (BKK)

BlackRock Municipal Income Trust (BFK)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

BlackRock Strategic Municipal Trust (BSD)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

Dear Shareholder

Over the past 12 months, we have witnessed a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression to increasing optimism amid emerging signs of recovery. The period began in the midst of an intense deterioration in global economic activity and financial markets in the final months of 2008 and the early months of 2009. The collapse of confi-

dence resulted in massive government policy intervention on a global scale in the financial system and the economy. The tide turned dramatically in March

2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, global equity markets endured extreme volatility over the past 12 months, starting with steep declines and heightened risk aversion in the early part of the reporting period, which eventually gave way to an impressive rally that began in March. Although there have been fits and starts along the way and a few modest corrections, the new bull market has pushed all major US indices well into positive territory for 2009. The experience in international markets was similar to that in the United States. In particular, emerging markets (which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world) have posted impressive gains since the rally began.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, which drove yields sharply lower,

but concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. As economic and market conditions began to improve in early 2009, near-zero interest rates on risk-free assets prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best performance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong for munis, helping to create a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

As a result of the rebound in sentiment and global market conditions, most major benchmark indexes are now in positive territory for both the

6- and 12-month periods.

Total Returns as of October 31, 2009	6-month	12-month
US equities (S&P 500 Index)	20.04%	9.80%
Small cap US equities (Russell 2000 Index)	16.21	6.46
International equities (MSCI Europe, Australasia, Far East Index)	31.18	27.71
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(0.79)	8.12
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.61	13.79
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.99	13.60
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	27.72	48.65
* Formerly a Merrill Lynch index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world's preeminent investment management firms.

The new company, operating under the BlackRock name, manages $3.19 trillion in assets** and offers clients worldwide a full complement of active man-

agement, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

** Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management and other data at BlackRock, Inc.
and Barclays Global Investors.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Trust Summary as of October 31, 2009 BlackRock Investment Quality Municipal Trust Inc.

Investment Objective

BlackRock Investment Quality Municipal Trust Inc. (BKN) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax consistent with the preservation of capital.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended October 31, 2009, the Trust returned 23.85% based on market price and 15.88% based on net asset value (“NAV”). For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 16.28% on a market price basis and
14.93% on a NAV basis. All returns reflect reinvestment of dividends. During the period, the Trust moved from a discount to a premium to NAV, which accounts for the difference between performance based on price and performance based on NAV. During the period, the Trust maintained heavy exposure to A– and BBB-rated credits. Additionally, the Trust was positioned with a longer duration relative to its Lipper peers, and its holdings primarily comprised longer-dated bonds. These factors benefited total return as credit spreads narrowed and there was a combined curve flattening with an overall rally in prices. On a sector basis, the Trust’s significant holdings in housing and health contributed positively as these sectors outperformed. Lastly, fund manage-
ment was active in the new-issue market, adding attractively-structured bonds at a discount to where similar credits were trading in the secondary market.
Conversely, the Trust held fewer discount-coupon bonds, which saw the most price appreciation as municipal yields fell during the period; this detracted from results. Moreover, the Trust’s dividend to the shareholder was below the average of its Lipper peers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
	Symbol on New York Stock Exchange (“NYSE”)							BKN
	Initial Offering Date						February 19, 1993
	Yield on Closing Market Price as of October 31, 2009 ($13.56)[1]							7.21%
	Tax Equivalent Yield[2]							11.09%
	Current Monthly Distribution per Common Share[3]							$0.0815
	Current Annualized Distribution per Common Share[3]							$0.9780
	Leverage as of October 31, 2009[4]							38%
	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
	Past performance does not guarantee future results.
	[2] Tax equivalent yield assumes the maximum federal tax rate of 35%.
	[3] The distribution is not constant and is subject to change.
	[4] Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets,
	which is the total assets of the Trust, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a
	discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.
	The table below summarizes the changes in the Trust’s market price and net asset value per share:
				10/31/09	4/30/09	Change	High	Low
	Market Price			$13.56	$11.35	19.47%	$14.24	$11.21
	Net Asset Value			$13.00	$11.63	11.78%	$13.86	$11.63
The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

	Sector Allocations			Credit Quality Allocations[5]
		10/31/09	4/30/09				10/31/09	4/30/09
	Health	28%	25%	AAA/Aaa			19%	22%
	County/City/Special District/			AA/Aa			23	30
	School District	16	20	A			33	26
	State	12	12	BBB/Baa			13	9
	Utilities	10	8	BB/Ba			1	3
	Housing	10	11	B			3	1
	Transportation	9	10	CCC/Caa			—	1
	Education	7	7	Not Rated[6]			8	8
	Corporate	6	5
				[5] Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors
	Tobacco	2	2	Service (“Moody’s”) ratings.
				[6] The investment advisor has deemed certain of these securities to
				be of investment grade quality. As of October 31, 2009 and April 30,
				2009, the market value of these securities was $20,636,430
				representing 6% and $12,511,098 representing 4%, respectively,
				of the Trust’s long-term investments.
4	SEMI-ANNUAL REPORT			OCTOBER 31, 2009

Trust Summary as of October 31, 2009 BlackRock Long-Term Municipal Advantage Trust

Investment Objective

BlackRock Long-Term Municipal Advantage Trust (BTA) (the “Trust”) seeks to provide current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended October 31, 2009, the Trust returned 16.37% based on market price and 16.69% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 16.28% on a market price basis and 14.93% on a
NAV basis. All returns reflect reinvestment of dividends. The Trust's discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Positive performance factors included concentrations in education, health, tobacco and corporate-related debt. Renewed risk appetite was also beneficial, given the Trust’s focus on lower-rated credits. In addition, the Trust’s long duration stance and emphasis on longer-dated bonds were significant positive contributors as yields on the long end of the curve fell substantially. Negative factors included less exposure to the tax-backed and essential services sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
	Symbol on NYSE							BTA
	Initial Offering Date						February 28, 2006
	Yield on Closing Market Price as of October 31, 2009 ($9.88)[1]							6.98%
	Tax Equivalent Yield[2]							10.74%
	Current Monthly Distribution per Common Share[3]							$0.0575
	Current Annualized Distribution per Common Share[3]							$0.6900
	Leverage as of October 31, 2009[4]							37%
	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
	Past performance does not guarantee future results.
	[2] Tax equivalent yield assumes the maximum federal tax rate of 35%.
	[3] The distribution is not constant and is subject to change.
	[4] Represents TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to TOBs, minus
	the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging
	on page 10.
	The table below summarizes the changes in the Trust’s market price and net asset value per share:
				10/31/09	4/30/09	Change	High	Low
	Market Price			$9.88	$8.79	12.40%	$10.72	$8.65
	Net Asset Value			$10.73	$9.52	12.71%	$11.40	$9.52
	The following charts show the sector and credit quality allocations of the Trust’s long-term investments:
	Sector Allocations			Credit Quality Allocations[5]
		10/31/09	4/30/09				10/31/09	4/30/09
	Health	17%	12%	AAA/Aaa			15%	18%
	Education	15	16	AA/Aa			43	37
	County/City/Special District/			A			10	8
	School District	14	15	BBB/Baa			10	15
	Housing	10	12	BB/Ba			2	1
	Utilities	10	8	B			4	3
	State	10	9	Not Rated[6]			16	18
	Transportation	10	10	[5] Using the higher of S&P’s or Moody’s ratings.
	Tobacco	7	13	[6] The investment advisor has deemed certain of these securities to
	Corporate	7	5	be of investment grade quality. As of October 31, 2009 and April 30,
				2009, the market value of these securities was $1,737,913 repre-
				senting 1% and $1,468,107 representing 1%, respectively, of the
				Trust’s long-term investments.
	SEMI-ANNUAL REPORT				OCTOBER 31, 2009			5

Trust Summary as of October 31, 2009 BlackRock Municipal 2020 Term Trust

Investment Objective

BlackRock Municipal 2020 Term Trust (BKK) (the “Trust”) seeks to provide current income exempt from regular federal income tax and to return $15 per share (the initial public offering price) on or about December 31, 2020.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended October 31, 2009, the Trust returned 17.06% based on market price and 17.08% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 16.28% on a market price basis and 14.93% on a
NAV basis. All returns reflect reinvestment of dividends. The Trust’s premium to NAV, which remained substantially unchanged during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s allocation to lower-rated issues with longer maturities bene-
fited performance as the high yield sector outperformed, with credit spreads contracting as the overall market improved and yields declined. Conversely, the
Trust’s short-duration bias detracted from performance in an environment where yields fell. The Trust is managed to meet a 2020 termination date, and as such, maintains a generally shorter duration than that of its Lipper category, which comprises longer-duration funds. Accordingly, the Trust did not fully bene-
fit from the price appreciation that occurred amongst longer-dated securities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
	Symbol on NYSE							BKK
	Initial Offering Date						September 30, 2003
	Termination Date (on or about)						December 31, 2020
	Yield on Closing Market Price as of October 31, 2009 ($14.47)[1]							5.16%
	Tax Equivalent Yield[2]							7.94%
	Current Monthly Distribution per Common Share[3]						$0.06225
	Current Annualized Distribution per Common Share[3]						$0.74700
	Leverage as of October 31, 2009[4]							39%
	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
	Past performance does not guarantee future results.
	[2] Tax equivalent yield assumes the maximum federal tax rate of 35%.
	[3] The distribution is not constant and is subject to change.
	[4] Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attribu-
	table to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see
	The Benefits and Risks of Leveraging on page 10.
	The table below summarizes the changes in the Trust’s market price and net asset value per share:
				10/31/09	4/30/09	Change	High	Low
	Market Price			$14.47	$12.70	13.94%	$14.76	$12.42
	Net Asset Value			$13.72	$12.04	13.95%	$14.26	$12.04
	The following charts show the sector and credit quality allocations of the Trust’s long-term investments:
	Sector Allocations			Credit Quality Allocations[5]
		10/31/09	4/30/09				10/31/09	4/30/09
	Corporate	18%	17%	AAA/Aaa			17%	22%
	County/City/Special District/			AA/Aa			10	16
	School District	15	17	A			24	17
	Health	15	15	BBB/Baa			27	27
	Transportation	11	9	BB/Ba			3	1
	State	10	9	B			4	3
	Utilities	9	8	CC/Ca			—	1
	Education	9	9	Not Rated[6]			15	13
	Tobacco	7	10	[5] Using the higher of S&P’s or Moody’s ratings.
	Housing	6	6
				[6] The investment advisor has deemed certain of these securities to
				be of investment grade quality. As of October 31, 2009 and April 30,
				2009, the market value of these securities was $6,099,320 repre-
				senting 1% and $5,768,611 representing 1%, respectively, of the
				Trust’s long-term investments.
6	SEMI-ANNUAL REPORT			OCTOBER 31, 2009

Trust Summary as of October 31, 2009 BlackRock Municipal Income Trust

Investment Objective

BlackRock Municipal Income Trust (BFK) (the “Trust”) seeks to provide high current income which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended October 31, 2009, the Trust returned 16.99% based on market price and 21.79% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 16.28% on a market price basis and 14.93% on a NAV basis. All returns reflect reinvestment of dividends. The Trust moved from a premium to a discount to NAV by period-end, which accounts for the difference between performance based on price and performance based on NAV. Positive performance factors included concentrations in education, health, trans-
portation and corporate-related debt. Renewed risk appetite was also beneficial, given the Trust’s focus on lower-rated credits. In addition, the Trust’s long duration stance and emphasis on longer-dated bonds were significant positive contributors as yields on the long end of the curve fell substantially. Negative factors included less exposure to the tax-backed and essential services sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
	Symbol on NYSE							BFK
	Initial Offering Date						July 27, 2001
	Yield on Closing Market Price as of October 31, 2009 ($12.50)[1]							7.55%
	Tax Equivalent Yield[2]							11.62%
	Current Monthly Distribution per Common Share[3]							$0.0786
	Current Annualized Distribution per Common Share[3]							$0.9432
	Leverage as of October 31, 2009[4]							38%
	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
	Past performance does not guarantee future results.
	[2] Tax equivalent yield assumes the maximum federal tax rate of 35%.
	[3] The distribution is not constant and is subject to change.
	[4] Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attribu-
	table to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see
	The Benefits and Risks of Leveraging on page 10.
	The table below summarizes the changes in the Trust’s market price and net asset value per share:
				10/31/09	4/30/09	Change	High	Low
	Market Price			$12.50	$11.10	12.61%	$14.25	$10.68
	Net Asset Value			$12.59	$10.74	17.23%	$13.34	$10.74
	The following charts show the sector and credit quality allocations of the Trust’s long-term investments:
	Sector Allocations			Credit Quality Allocations[5]
		10/31/09	4/30/09				10/31/09	4/30/09
	Health	20%	22%	AAA/Aaa			18%	34%
	Corporate	13	12	AA/Aa			19	15
	Transportation	13	11	A			30	21
	Utilities	12	13	BBB/Baa			18	14
	Education	12	11	BB/Ba			1	3
	State	9	9	B			7	4
	County/City/Special District/			CCC/Caa			1	1
	School District	9	8	Not Rated[6]			6	8
	Housing	7	9	[5] Using the higher of S&P’s or Moody’s ratings.
	Tobacco	5	5	[6] The investment advisor has deemed certain of these securities to
				be of investment grade quality. As of October 31, 2009 and April 30,
				2009, the market value of these securities was $21,665,391 repre-
				senting 2% and $17,649,155 representing 2%, respectively, of the
				Trust’s long-term investments.
	SEMI-ANNUAL REPORT				OCTOBER 31, 2009			7

Trust Summary as of October 31, 2009 BlackRock Pennsylvania Strategic Municipal Trust

Investment Objective

BlackRock Pennsylvania Strategic Municipal Trust (BPS) (the “Trust”) seeks to provide monthly income which, in the opinion of bond counsel to the issuer, is exempt from regular federal and Pennsylvania income taxes.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended October 31, 2009, the Trust returned 24.45% based on market price and 16.96% based on NAV. For the same period, the closed-end Lipper Pennsylvania Municipal Debt Funds category posted an average return of 16.92% on a market price basis and 12.05% on a NAV basis.
All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. A higher concentration in interest-rate-sensitive bonds benefited Trust performance as rates steadily declined through the period. Certain sector allocations also contributed to the Trust’s performance, specifically the long-term care and continuing care retire-
ment communities sector, bonds escrowed to maturity, and US territories (i.e., Puerto Rico, Guam and the Virgin Islands). Conversely, low exposure to both the corporate and non-investment-grade credit sectors detracted from the Trust’s performance as credit spreads tightened and these issues outperformed.
The Trust’s moderate cash level had no impact on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
	Symbol on NYSE Amex							BPS
	Initial Offering Date						August 25, 1999
	Yield on Closing Market Price as of October 31, 2009 ($11.92)[1]							6.44%
	Tax Equivalent Yield[2]							9.91%
	Current Monthly Distribution per Common Share[3]							$0.064
	Current Annualized Distribution per Common Share[3]							$0.768
	Leverage as of October 31, 2009[4]							38%
	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
	Past performance does not guarantee future results.
	[2] Tax equivalent yield assumes the maximum federal tax rate of 35%.
	[3] The distribution is not constant and is subject to change.
	[4] Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets
	attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust,
	please see The Benefits and Risks of Leveraging on page 10.
	The table below summarizes the changes in the Trust’s market price and net asset value per share:
				10/31/09	4/30/09	Change	High	Low
	Market Price			$11.92	$ 9.85	21.02%	$13.03	$ 9.84
	Net Asset Value			$13.50	$11.87	13.73%	$14.03	$11.86
The following charts show the sector and credit quality allocations of the Trust’s long-term investments:

	Sector Allocations			Credit Quality Allocations[5]
		10/31/09	4/30/09				10/31/09	4/30/09
	Health	27%	24%	AAA/Aaa			19%	23%
	Housing	17	14	AA/Aa			42	46
	State	16	15	A			16	17
	County/City/Special District/			BBB/Baa			18	7
	School District	12	15	BB/Ba			1	1
	Education	11	9	Not Rated[6]			4	6
	Transportation	9	11	[5] Using the higher of S&P’s or Moody’s ratings.
	Utilities	6	8	[6] The investment advisor has deemed certain of these securities to
	Corporate	2	4	be of investment grade quality. As of October 31, 2009 and April 30,
				2009, the market value of these securities was $1,605,730 repre-
				senting 4% and $1,623,020 representing 4%, respectively, of the
				Trust’s long-term investments.
8	SEMI-ANNUAL REPORT			OCTOBER 31, 2009

Trust Summary as of October 31, 2009 BlackRock Strategic Municipal Trust

Investment Objective

BlackRock Strategic Municipal Trust (BSD) (the “Trust”) seeks to provide high current income, which, in the opinion of bond counsel to the issuer, is exempt from regular federal income tax, consistent with the preservation of capital.

No assurance can be given that the Trust’s investment objective will be achieved.

Performance

For the six months ended October 31, 2009, the Trust returned 20.81% based on market price and 16.91% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 16.28% on a market price basis and 14.93% on a
NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Positive performance factors included concentrations in education, health, transportation and corporate-related debt. Renewed risk appetite was also beneficial, given the Trust’s focus on lower-rated credits. In addition, the Trust’s long duration stance and emphasis on longer-dated bonds were significant positive contributors as yields on the long end of the curve fell substantially. Negative factors included less exposure to the tax-backed, essential services and tobacco sectors. The Trust’s cash reserves had no impact on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
	Symbol on NYSE							BSD
	Initial Offering Date						August 25, 1999
	Yield on Closing Market Price as of October 31, 2009 ($11.83)[1]							7.10%
	Tax Equivalent Yield[2]							10.92%
	Current Monthly Distribution per Common Share[3]							$0.07
	Current Annualized Distribution per Common Share[3]							$0.84
	Leverage as of October 31, 2009[4]							38%
	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
	Past performance does not guarantee future results.
	[2] Tax equivalent yield assumes the maximum federal tax rate of 35%.
	[3] The distribution is not constant and is subject to change.
	[4] Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Trust, including any assets attribu-
	table to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see
	The Benefits and Risks of Leveraging on page 10.
	The table below summarizes the changes in the Trust’s market price and net asset value per share:
				10/31/09	4/30/09	Change	High	Low
	Market Price			$11.83	$10.15	16.55%	$12.79	$10.06
	Net Asset Value			$12.35	$10.95	12.79%	$13.15	$10.95
	The following charts show the sector and credit quality allocations of the Trust’s long-term investments:
	Sector Allocations			Credit Quality Allocations[5]
		10/31/09	4/30/09				10/31/09	4/30/09
	Health	19%	19%	AAA/Aaa			26%	31%
	County/City/Special District/			AA/Aa			23	29
	School District	16	16	A			24	20
	Transportation	14	13	BBB/Baa			13	5
	Education	12	10	BB/Ba			2	4
	Corporate	11	10	B			5	5
	Utilities	11	8	CCC/Caa			2	1
	Housing	8	10	Not Rated[6]			5	5
	State	8	13	[5] Using the higher of S&P’s or Moody’s ratings.
	Tobacco	1	1
				[6] The investment advisor has deemed certain of these securities to
				be of investment grade quality. As of October 31, 2009 and April 30,
				2009, the market value of these securities was $3,804,164 repre-
				senting 3% and $2,678,936 representing 2%, respectively, of the
				Trust’s long-term investments.
	SEMI-ANNUAL REPORT				OCTOBER 31, 2009			9

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, all the Trusts, except for BTA, issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each
Trust’s Common Shareholders will benefit from the incremental net income.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-
term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the securi-
ties purchased by the Trust with assets received from Preferred Shares issuance earn the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the Trust’s long-term investments, and therefore the
Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-
term and long-term interest rates, the incremental net income pickup on the Common Shares will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of
6%, the yield curve has a negative slope. In this case, the Trust pays divi-
dends on the higher short-term interest rates whereas the Trust’s total port-
folio earns income based on lower long-term interest rates.

Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemp-
tion value of the Trusts’ Preferred Shares do not fluctuate in relation to inter-
est rates. As a result, changes in interest rates can influence the Trusts’ NAV positively or negatively in addition to the impact on Trust performance from leverage from Preferred Shares discussed above.

The Trusts may also leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial
Statements. TOB investments generally will provide the Trusts with economic benefits in periods of declining short-term interest rates, but expose the
Trusts to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Trusts, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Trust’s NAVs per share.

The use of leverage may enhance opportunities for increased income to the
Trusts and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will gen-
erally cause greater changes in the Trusts’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trusts’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Trust’s net income will be less than if leverage had not been used, and therefore the amount avail-
able for distribution to Common Shareholders will be reduced. Each Trust may be required to sell portfolio securities at inopportune times or at dis-
tressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Trust to incur losses. The use of leverage may limit each
Trust’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by the Trusts. Each Trust will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common
Shares.

Under the Investment Company Act of 1940, the Trusts are permitted to issue Preferred Shares in an amount of up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Trust anticipates that the total economic leverage from Preferred Shares and/or
TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of October 31, 2009, the Trusts had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of
Leverage
BKN	38%
BTA	37%
BKK	39%
BFK	38%
BPS	38%
BSD	38%

Derivative Financial Instruments

The Trusts may invest in various derivative instruments, including finan-
cial futures contracts, as specified in Note 2 of the Notes to Financial
Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset and illiquidity of the derivative instrument. The Trusts’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accu-

rately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Trusts to sell or purchase portfolio securi-
ties at inopportune times or for distressed values, may limit the amount of appreciation the Trusts can realize on an investment or may cause the
Trusts to hold a security that they might otherwise sell. The Trusts’ invest-
ments in these instruments are discussed in detail in the Notes to
Financial Statements.

10 SEMI-ANNUAL REPORT OCTOBER 31, 2009

Schedule of Investments October 31, 2009 (Unaudited) BlackRock Investment Quality Municipal Trust Inc. (BKN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 3.1%
Birmingham Alabama Special Care Facilities Financing
Authority, RB, Health Care Facilities, Children’s Hospital
(AGC), 6.00%, 6/01/39	$ 1,100	$ 1,167,078
Birmingham Special Care Facilities Financing Authority,
RB, Childrens Hospital (AGC), 6.00%, 6/01/34	1,745	1,858,739
Coosa Valley Water Supply District Inc., RB (AGC):
4.50%, 10/01/34	900	848,484
4.50%, 10/01/36	2,045	1,894,549
4.50%, 10/01/39	1,200	1,098,648
		6,867,498
Arizona — 5.2%
City of Goodyear Arizona, GO (FSA), 4.25%, 7/01/36	1,125	1,027,676
Glendale Municipal Property Corp., Arizona, RB, Series A
(FSA), 4.50%, 7/01/32	1,150	1,108,738
Mohave County Unified School District No. 20, Kingman,
GO, School Improvement, Project 2006, Series C (AGC),
5.00%, 7/01/26	1,800	1,908,954
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	925,497
5.00%, 12/01/37	4,585	3,900,001
San Luis Facility Development Corp., RB, Senior Lien
Project, Regional Detention Center:
6.25%, 5/01/15	490	454,681
7.00%, 5/01/20	490	452,682
7.25%, 5/01/27	980	894,025
University Medical Center Corp., Arizona, RB,
6.50%, 7/01/39	750	791,205
		11,463,459
California — 26.2%
California County Tobacco Securitization Agency, RB, CAB,
Stanislaus, Sub-Series C, 6.30%, 6/01/55 (a)	7,090	86,994
California Health Facilities Financing Authority, RB,
Cedars-Sinai Medical Center, 5.00%, 8/15/39	880	818,242
California State Department of Veterans Affairs, California,
RB, Series B, AMT, 5.25%, 12/01/37	5,000	4,499,750
Carlsbad Unified School District, GO, Election, Series B,
6.09%, 5/01/34 (b)	1,500	901,545
County of Sacramento California, RB, Senior, Series A
(FSA), 5.00%, 7/01/41	2,000	1,965,520
Dinuba Unified School District, GO, Election of 2006 (FSA):
5.63%, 8/01/31	250	259,187
5.75%, 8/01/33	535	554,340
Foothill Eastern Transportation Corridor Agency, California,
Refunding RB:
5.75%, 1/15/40	3,495	3,189,118
CAB, 5.88%, 7/15/28 (b)	7,000	6,797,560

	Par
Municipal Bonds	(000)	Value
California (concluded)
Golden State Tobacco Securitization Corp., California, RB,
Asset-Backed, Senior, Series A-1, 5.13%, 6/01/47	$ 805	$ 532,145
Hartnell Community College District, California, GO,
Premium Capital Appreciation Election of 2002,
Series D, 7.17%, 8/01/34 (a)	2,475	1,163,027
Los Altos School District, California, GO, CAB, Election
of 1998, Series B (MBIA), 5.93%, 8/01/13 (a)(c)	10,945	5,492,310
Norwalk-La Mirada Unified School District
California, GO, CAB, Election 2002, Series E (AGC),
6.47%, 8/01/38 (a)	12,000	2,022,240
San Diego Community College District, California, GO,
CAB, Election of 2002, 6.14%, 8/01/19 (b)	4,200	2,505,426
State of California, GO:
5.00%, 2/01/32	5,340	5,031,882
Refunding (CIFG), 4.50%, 8/01/28	3,000	2,670,840
Various Purpose, 5.75%, 4/01/31	3,000	3,078,810
Various Purpose, 5.00%, 6/01/32	4,545	4,280,936
Various Purpose, 6.50%, 4/01/33	2,900	3,205,109
Various Purpose (CIFG), 5.00%, 3/01/33	5,000	4,691,950
University of California, RB, Limited Project, Series B,
4.75%, 5/15/38	4,185	3,984,036
		57,730,967
Colorado — 2.5%
City of Colorado Springs Colorado, RB, Subordinate Lien,
Improvement, Series C (FSA), 5.00%, 11/15/45	1,030	1,041,742
Colorado Health Facilities Authority, RB, Series B (FSA),
5.25%, 3/01/36	1,750	1,752,730
Colorado Health Facilities Authority, Refunding RB,
Catholic Healthcare, Series A, 5.00%, 7/01/39 (d)	3,000	2,823,270
		5,617,742
Connecticut — 0.7%
Mashantucket Western Pequot Tribe, RB, Sub-Series A,
5.50%, 9/01/28	3,000	1,571,910
District of Columbia — 2.1%
District of Columbia Tobacco Settlement Financing Corp.,
RB, Asset-Backed Bonds, 6.50%, 5/15/33	4,960	4,675,643
Florida — 12.1%
County of Miami-Dade Florida, RB, CAB, Sub-Series A
(MBIA) (a):
5.20%, 10/01/32	4,225	899,629
5.21%, 10/01/33	4,000	792,640
5.21%, 10/01/34	4,580	846,155
5.22%, 10/01/35	5,000	863,850
5.23%, 10/01/36	10,000	1,578,800
5.24%, 10/01/37	10,000	1,467,500

Portfolio Abbreviations
To simplify the listings of portfolio holdings in each	ACA	American Capital Access Corp.	HDA	Housing Development Authority
Trust’s Schedule of Investments, the names and	AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
descriptions of many of the securities have been	AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
abbreviated according to the following list:	AMT	Alternative Minimum Tax (subject to)	IDB	Industrial Development Board
	ARB	Airport Revenue Bonds	ISD	Independent School District
	CAB	Capital Appreciation Bonds	MBIA	Municipal Bond Investors Assurance
	CIFG	CDC IXIS Financial Guaranty		(National Public Finance Guaranty Corp.)
	COP	Certificates of Participation	PILOT	Payment in Lieu of Taxes
	EDA	Economic Development Authority	RB	Revenue Bonds
	FGIC	Financial Guaranty Insurance Co.	S/F	Single-Family
	FNMA	Federal National Mortgage Association	SO	Special Obligation
	FSA	Financial Security Assurance Inc.	TAN	Tax Anticipation Notes
	GNMA	Government National Mortgage Association	VRDN	Variable Rate Demand Notes
	GO	General Obligation Bonds
See Notes to Financial Statements.
SEMI-ANNUAL REPORT			OCTOBER 31, 2009		11

Schedule of Investments (continued) BlackRock Investment Quality Municipal Trust Inc. (BKN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
County of Orange Florida, Refunding RB (Syncora),
4.75%, 10/01/32	$ 5,000	$ 4,790,950
Fishhawk Community Development District II, TAN,
Series A, 6.13%, 5/01/34	1,990	1,696,992
Hillsborough County IDA, RB, National Gypsum, Series A,
AMT, 7.13%, 4/01/30	3,700	2,551,409
Miami Beach Health Facilities Authority, Refunding RB,
Mount Sinai Medical Center Florida, 6.75%, 11/15/21	1,960	1,972,270
Sumter Landing Community Development District, Florida,
RB, Sub-Series B, 5.70%, 10/01/38	3,635	2,619,635
Village Community Development District No. 6, Special
Assessment, 5.63%, 5/01/22	7,205	6,659,365
		26,739,195
Georgia — 1.5%
City of Atlanta Georgia, RB (FSA), 5.00%, 11/01/34	1,500	1,466,505
Milledgeville & Baldwin County Development Authority,
RB, Georgia College & State University Foundation,
6.00%, 9/01/14 (c)	1,500	1,799,850
		3,266,355
Hawaii — 1.1%
Hawaii State Department of Budget & Finance,
Refunding RB, Hawaiian Electric Co. Inc., Series D, AMT
(AMBAC), 6.15%, 1/01/20	2,500	2,506,150
Idaho — 1.7%
Idaho Health Facilities Authority, RB, Trinity Health Group,
Series B, 6.25%, 12/01/33	2,500	2,704,975
Idaho Housing & Finance Association, RB, Grant &
Anticipation, Federal Highway Trust, Series A,
5.00%, 7/15/27	900	956,124
		3,661,099
Illinois — 7.4%
CenterPoint Intermodal Center Program Trust, Tax
Allocation Bonds, Class A, 10.00%, 6/15/23 (e)	1,920	1,010,035
Chicago Public Building Commission Building, Illinois, RB,
Series A (MBIA), 7.00%, 1/01/20 (f)	5,000	6,435,850
Illinois Finance Authority, RB:
Friendship Village Schaumburg, Series A,
5.63%, 2/15/37	345	272,923
Illinois Rush University Medical Center, Series C,
6.63%, 11/01/39	1,200	1,294,272
MJH Education Assistance IV, Sub-Series B,
5.38%, 6/01/35 (g)(h)	700	49,700
Monarch Landing Inc. Facilities, Series A,
7.00%, 12/01/37	1,155	577,500
Northwestern Memorial Hospital, Series A,
5.50%, 8/15/14 (c)	5,800	6,710,890
		16,351,170
Iowa — 1.7%
Iowa Finance Authority, RB, Series A (AGC),
5.63%, 8/15/37	3,600	3,704,796
Kentucky — 4.0%
Kentucky Economic Development Finance Authority,
Kentucky, RB:
Louisville Arena, Sub-Series A-1 (AGC),
6.00%, 12/01/38	700	741,832
Norton Healthcare Inc., Series B (MBIA),
6.19%, 10/01/23 (a)	13,500	5,623,020
Louisville, Jefferson County Metropolitan Government,
RB, Jewish Hospital Saint Mary’s Healthcare,
6.13%, 2/01/37	2,250	2,351,160
		8,716,012

	Par
Municipal Bonds	(000)	Value
Maryland — 1.0%
Maryland Community Development Administration, RB,
Residential, Series A, AMT, 4.80%, 9/01/42	$ 2,500	$ 2,280,325
Michigan — 4.8%
Michigan State Building Authority, Refunding RB, Facilities
Program, Series I, 6.25%, 10/15/38	1,875	2,021,475
Michigan State Hospital Finance Authority, Michigan,
Refunding RB, Henry Ford Health System, Series A,
5.25%, 11/15/46	1,670	1,448,458
Michigan State Hospital Finance Authority, Refunding RB,
Hospital, Henry Ford Health, 5.75%, 11/15/39 (d)	4,110	3,940,051
Royal Oak Hospital Finance Authority, Michigan, RB,
William Beaumont Hospital, 8.25%, 9/01/39	2,750	3,193,823
		10,603,807
Minnesota — 1.8%
City of Minneapolis Minnesota, RB, Fairview Health
Services, Series B (AGC), 6.50%, 11/15/38	3,500	3,940,405
Mississippi — 3.7%
Mississippi Development Bank SO, RB (AGC):
Jackson County Limited Tax Note, 5.50%, 7/01/32	2,655	2,761,811
Jones Co. Junior College, 5.13%, 3/01/39	1,500	1,498,755
University of Southern Mississippi, RB, Campus Facilities
Improvement Project, 5.38%, 9/01/36	3,750	3,956,363
		8,216,929
Missouri — 1.1%
Missouri Joint Municipal Electric Utility Commission, RB,
Plum Point Project (MBIA), 4.60%, 1/01/36	2,820	2,320,465
Multi-State — 4.6%
Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (e)(i)	7,000	7,274,050
MuniMae TE Bond Subsidiary LLC, 7.75%, 6/30/50 (e)(i)	4,000	2,799,920
		10,073,970
Nebraska — 1.0%
Omaha Public Power District, RB, System, Series A,
4.75%, 2/01/44	2,265	2,234,649
Nevada — 0.5%
County of Clark Nevada, Refunding RB, Alexander Dawson
School, Nevada Project, 5.00%, 5/15/29	1,065	1,039,035
New Jersey — 6.9%
Middlesex County Improvement Authority, RB, Heldrich
Center Hotel, Sub-Series B, 6.25%, 1/01/37	1,510	277,780
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	7,000	6,736,800
Motor Vehicle Surcharge, Series A (MBIA),
5.00%, 7/01/27	1,150	1,164,720
New Jersey Educational Facilities Authority, Refunding RB,
University Medical & Dentistry, Series B:
7.13%, 12/01/23	950	1,069,805
7.50%, 12/01/32	1,225	1,379,289
New Jersey Health Care Facilities Financing Authority, RB,
Virtual Health (AGC), 5.50%, 7/01/38	2,250	2,323,057
New Jersey State Housing & Mortgage Finance Agency,
RB, Series AA, 6.50%, 10/01/38	1,165	1,265,004
University of Medicine & Dentistry of New Jersey,
New Jersey, RB, Series A (AMBAC), 5.50%, 12/01/27	1,000	1,003,600
		15,220,055
New York — 8.7%
Albany Industrial Development Agency, RB, New Covenant
Charter School Project, Series A, 7.00%, 5/01/35	725	459,374
Hudson Yards Infrastructure Corp., RB, Series A (FGIC),
5.00%, 2/15/47	1,400	1,272,642

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT OCTOBER 31, 2009

Schedule of Investments (continued) BlackRock Investment Quality Municipal Trust Inc. (BKN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Long Island Power Authority, RB:
General, Series C (CIFG), 5.25%, 9/01/29	$ 2,000	$ 2,162,380
Series A, 6.25%, 4/01/33	480	548,650
Series A, 5.75%, 4/01/39	2,475	2,652,928
New York City Industrial Development Agency, RB:
American Airlines, JFK International Airport, AMT,
7.63%, 8/01/25	2,600	2,499,614
Queens Baseball Stadium, PILOT (AGC),
6.50%, 1/01/46	1,100	1,256,607
New York Liberty Development Corp., RB, Goldman Sachs
Headquarters, 5.25%, 10/01/35	2,000	1,956,680
New York State Dormitory Authority, RB:
5.83%, 7/01/39 (b)	1,825	1,448,429
Rochester Institute Technology, Series A,
6.00%, 7/01/33	1,625	1,775,085
University Rochester, Series A, 5.13%, 7/01/39	550	564,091
Yeshiva University, 5.00%, 9/01/38	500	506,950
Port Authority of New York & New Jersey, RB,
Consolidated, 152nd, AMT, 5.75%, 11/01/30	1,000	1,062,820
State of New York, GO, Series A, 5.00%, 2/15/39	950	986,414
		19,152,664
North Carolina — 2.0%
Gaston County Industrial Facilities & Pollution Control
Financing Authority, North Carolina, RB, Exempt
Facilities, National Gypsum Co. Project, AMT,
5.75%, 8/01/35	2,425	1,432,981
North Carolina Medical Care Commission, North
Carolina, RB:
University Health System, Series D, 6.25%, 12/01/33	1,750	1,908,077
WakeMed, Series A (AGC), 5.88%, 10/01/38	1,000	1,042,120
		4,383,178
Ohio — 6.8%
County of Cuyahoga Ohio, Refunding RB, Series A:
6.00%, 1/01/20	3,485	3,766,170
6.00%, 1/01/21	5,000	5,382,000
County of Montgomery Ohio, Refunding RB, Catholic
Healthcare, Series A, 5.00%, 5/01/39 (d)	3,000	2,836,590
Kent State University, RB, Series B (AGC), 4.25%, 5/01/31	2,750	2,486,852
Ohio Air Quality Development Authority, Refunding RB,
Pollution, Dayton, Series B (FGIC), 4.80%, 1/01/34	400	407,688
		14,879,300
Oklahoma — 1.3%
Tulsa Municipal Airport Trust Trustees, Oklahoma,
Refunding RB, Series A, AMT, 7.75%, 6/01/35	2,900	2,763,642
Oregon — 1.1%
Oregon Health & Science University, RB, Series A,
5.75%, 7/01/39	2,250	2,349,877
Pennsylvania — 5.8%
Delaware River Port Authority, RB, Port District Project,
Series B (FSA), 5.70%, 1/01/22	2,000	2,004,580
McKeesport Area School District, GO, CAB (FGIC) (a):
5.53%, 10/01/31	2,435	662,149
5.53%, 10/01/31 (f)	870	319,681
Pennsylvania Economic Development Financing Authority,
RB, AMT:
Amtrak Project, Series A, 6.25%, 11/01/31	2,000	2,017,440
Amtrak Project, Series A, 6.38%, 11/01/41	3,100	3,132,364
Reliant Energy, Series A-12-22-04, 6.75%, 12/01/36	4,645	4,741,941
		12,878,155

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 4.4%
Puerto Rico Electric Power Authority, Refunding RB,
Series UU (FSA), 5.00%, 7/01/23	$ 2,900	$ 2,989,204
Puerto Rico HFA, RB, Subordinate, Capital Fund
Modernization, 5.13%, 12/01/27	2,500	2,495,500
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A (MBIA), 5.78%, 8/01/41 (a)	7,500	1,149,075
First Sub-Series A, 5.75%, 8/01/37	3,000	3,103,800
		9,737,579
Rhode Island — 3.2%
Rhode Island Health & Educational Building Corp., RB,
Hospital, Lifespan:
Financing, Obligation, Series A (AGC),
7.00%, 5/15/39	3,000	3,488,940
(MBIA), 5.50%, 5/15/16	200	200,188
Rhode Island Housing & Mortgage Finance Corp.,
Rhode Island, RB, Homeownership Opportunity,
Series 54, AMT, 4.85%, 10/01/41	2,165	1,957,311
Rhode Island State & Providence Plantations, COP,
Series C, School For the Deaf (AGC), 5.38%, 4/01/28	1,330	1,393,507
		7,039,946
South Carolina — 5.3%
South Carolina Jobs-EDA, RB, Palmetto Health, Series C,
6.88%, 8/01/13 (c)	4,000	4,709,231
South Carolina Jobs-EDA, Refunding RB, Palmetto Health
Alliance, Series A, 6.25%, 8/01/31	2,185	2,216,748
South Carolina State Housing Finance & Development
Authority, South Carolina, RB, Series A-2, AMT (AMBAC),
5.15%, 7/01/37	4,975	4,824,805
		11,750,784
Tennessee — 3.2%
Memphis-Shelby County Airport Authority, RB, Series D,
AMT (AMBAC), 6.00%, 3/01/24	4,865	4,905,477
Memphis-Shelby County Sports Authority Inc.,
Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	1,135	1,131,073
5.38%, 11/01/28	1,000	1,004,990
		7,041,540
Texas — 9.0%
Harris County Health Facilities Development Corp.,
Refunding RB, Memorial Hermann Healthcare System,
Series B:
7.13%, 12/01/31	1,000	1,118,720
7.25%, 12/01/35	2,650	2,961,905
Harris County-Houston Sports Authority, Refunding RB,
CAB, Senior Lien, Series A (MBIA), 6.17%, 11/15/38 (a)	5,000	607,550
Lower Colorado River Authority, Refunding RB &
Improvement (MBIA), 5.00%, 5/15/13 (c)	20	22,392
Lower Colorado River Authority, Refunding RB:
(AMBAC), 4.75%, 5/15/36	3,595	3,408,024
Series A (MBIA), 5.00%, 5/15/13 (c)	5	5,598
Matagorda County Navigation District No. 1, Texas,
Refunding RB, Central Power & Light Co. Project,
Series A, 6.30%, 11/01/29	2,200	2,355,188
San Antonio Energy Acquisition Public Facility Corp., RB,
Gas Supply, 5.50%, 8/01/24	2,550	2,575,475
Texas State Turnpike Authority, RB (AMBAC):
CAB, 6.05%, 8/15/31 (a)	15,000	3,745,050
First Tier, Series A, 5.00%, 8/15/42	3,325	3,012,882
		19,812,784

See Notes to Financial Statements.

SEMI-ANNUAL REPORT OCTOBER 31, 2009 13

Schedule of Investments (continued) BlackRock Investment Quality Municipal Trust Inc. (BKN)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Virginia — 0.9%
Tobacco Settlement Financing Corp., Virginia, RB, Senior,
Series B-1, 5.00%, 6/01/47	$ 2,900	$ 1,975,567
Washington — 1.1%
County of King Washington, Refunding RB (FSA),
5.00%, 1/01/36	200	203,920
Washington Health Care Facilities Authority, Washington,
RB, MultiCare Health System, Series B (AGC),
6.00%, 8/15/39	2,100	2,214,912
		2,418,832
West Virginia — 0.7%
West Virginia Hospital Finance Authority, West Virginia,
Refunding RB, Series A, 5.63%, 9/01/32	1,500	1,470,585
Wisconsin — 2.0%
Wisconsin Health & Educational Facilities Authority, RB,
Aurora Health Care, 6.40%, 4/15/33	3,220	3,279,634
Wisconsin Housing EDA, Wisconsin, RB, Series A, AMT,
4.75%, 9/01/33	1,250	1,160,675
		4,440,309
Wyoming — 1.7%
County of Sweetwater, Wyoming, Refunding RB, Idaho
Power Co. Project, 5.25%, 7/15/26	1,800	1,862,820
Wyoming Community Development Authority, Wyoming,
RB, Series 3, AMT, 4.75%, 12/01/37	2,145	1,953,151
		3,815,971
Total Municipal Bonds — 151.9%		334,712,349
Municipal Bonds Transferred to
Tender Option Bond Trusts (j)
Colorado — 2.4%
Colorado Health Facilities Authority, RB, Catholic Health,
Series C7 (FSA), 5.00%, 9/01/36	5,250	5,293,418
Illinois — 1.5%
Chicago New Public Housing Authority, Illinois,
Refunding RB (FSA), 5.00%, 7/01/24	3,194	3,275,453
Massachusetts — 1.4%
Massachusetts Water Resources Authority, Refunding RB,
Generation, Series A, 5.00%, 8/01/41	3,070	3,111,906
New York — 2.3%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	810	877,775
Series FF-2, 5.50%, 6/15/40	690	760,787
New York State Dormitory Authority, RB, New York
University, Series A, 5.00%, 7/01/38	3,359	3,439,548
		5,078,110
Ohio — 2.0%
County of Montgomery, Ohio, RB, Catholic Health,
Series C-1 (FSA), 5.00%, 10/01/41	1,740	1,728,934
Ohio State Higher Educational Facility Commission,
Refunding RB, Hospital Cleveland Clinic Health,
Series A, 5.25%, 1/01/33	2,600	2,674,594
		4,403,528
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 9.6%		21,162,415
Total Long-Term Investments
(Cost — $364,664,985) — 161.5%		355,874,764

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.23% (k)(l)	6,700,551	$ 6,700,551
Total Short-Term Securities
(Cost — $6,700,551) — 3.1%		6,700,551
Total Investments (Cost — $371,365,536*) — 164.6%		362,575,315
Liabilities in Excess of Other Assets — (2.3)%		(5,116,260)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (5.1)%		(11,148,737)
Preferred Shares, at Redemption Value — (57.2)%		(125,957,367)
Net Assets Applicable to Common Shares — 100.0%		$220,352,951
* The cost and unrealized appreciation (depreciation) of investments as of October 31,
2009, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 359,617,413
Gross unrealized appreciation		$ 13,767,103
Gross unrealized depreciation		(21,946,602)
Net unrealized depreciation		$ (8,179,499)
(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) When-issued security.
		Unrealized
Counterparty	Value	Depreciation
Citibank NA	$3,940,051	$ (27,578)
Morgan Stanley Capital Services Inc.	$5,659,860	$ (115,920)
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f) Security is collateralized by Municipal or US Treasury Obligations.
(g) Issuer filed for bankruptcy and/or is in default of interest payments.
(h) Non-income producing security.
(i) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local govern-
ments, or their respective agencies or authorities. The security is subject to remarket-
ing prior to its stated maturity and is subject to mandatory redemption at maturity.
(j) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(k) Investments in companies considered to be an affiliate of the Trust, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
FFI Institutional Tax-Exempt Fund	$(4,699,449)	$ 16,128
(l) Represents the current yield as of report date.

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT OCTOBER 31, 2009

Schedule of Investments (concluded) BlackRock Investment Quality Municipal Trust Inc. (BKN)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of October 31, 2009 in deter-
mining the fair valuation of the Trust’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 6,700,551
Level 2 — Long-Term Investments[1]	355,874,764
Level 3	—
Total	$362,575,315
[1] See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT OCTOBER 31, 2009 15

Schedule of Investments October 31, 2009 (Unaudited) BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 5.2%
Phoenix & Pima County IDA, RB, Series 2007-1, AMT
(GNMA), 5.25%, 8/01/38	$ 1,456	$ 1,473,244
Pima County IDA, RB, American Charter Schools
Foundation, Series A, 5.63%, 7/01/38	1,700	1,337,815
Pima County IDA, RB, Arizona Charter Schools Project,
Series O, 5.25%, 7/01/31	1,000	722,970
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,850	1,654,270
5.00%, 12/01/37	2,590	2,203,054
		7,391,353
California — 10.0%
California HFA, RB, Home Mortgage, AMT:
Series G, 5.50%, 8/01/42	2,825	2,765,590
Series K, 5.50%, 2/01/42	1,040	1,025,752
California Health Facilities Financing Authority, RB, Series A:
California, Catholic Healthcare West, 6.00%, 7/01/39	680	710,878
Cedars-Sinai Medical Center, 5.00%, 8/15/39	645	599,733
Saint Joseph Health System, 5.75%, 7/01/39	385	399,125
California State, GO, Refunding, 4.50%, 10/01/36	2,000	1,681,260
California Statewide Communities Development
Authority, RB, Senior Living Southern California
Presbyterian Homes:
6.25%, 11/15/19	1,000	1,060,420
6.63%, 11/15/24	540	571,007
San Francisco City & County Public Utilities Commission,
RB, Series B, 5.00%, 11/01/39	3,225	3,273,214
State of California, GO, Various Purpose, 6.50%, 4/01/33	2,000	2,210,420
		14,297,399
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB,
Catholic Healthcare, Series A, 5.50%, 7/01/34 (a)	865	814,043
North Range Metropolitan District No. 2, GO, Limited Tax,
5.50%, 12/15/37	1,200	818,964
		1,633,007
District of Columbia — 7.8%
District of Columbia Tobacco Settlement Financing Corp.,
RB, Asset Backed Bonds:
6.25%, 5/15/24	5,395	5,403,578
6.50%, 5/15/33	5,700	5,373,219
Metroplitan Washington DC Airports Authority Dulles
Toll Road RB, First Senior Lien, Series A:
5.00%, 10/01/39	170	169,810
5.25%, 10/01/44	270	276,809
		11,223,416
Florida — 3.2%
Orange County Health Facilities Authority, RB,
1st Mortgage, Orlando Lutheran Tower, 5.50%, 7/01/38	1,150	862,109
Sarasota County Health Facilities Authority, Refunding RB,
Village On The Isle Project, 5.50%, 1/01/32	520	383,848
Sumter Landing Community Development District, Florida,
RB, Sub-Series B, 5.70%, 10/01/38	1,415	1,019,748
Tolomato Community Development District, Special
Assessment, 6.65%, 5/01/40	1,750	1,332,835
Watergrass Community Development District, Special
Assessment, Series A, 5.38%, 5/01/39	1,850	928,201
		4,526,741
Georgia — 0.9%
Rockdale County Development Authority, RB, Visy Paper
Project, Series A, AMT, 6.13%, 1/01/34	1,600	1,283,968

	Par
Municipal Bonds	(000)	Value
Guam — 0.7%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	$ 200	$ 208,258
6.75%, 11/15/29	365	390,528
7.00%, 11/15/39	375	405,315
		1,004,101
Illinois — 0.2%
Illinois Finance Authority, RB, Monarch Landing Inc.,
Facilities, Series A, 7.00%, 12/01/37 (b)(c)	580	290,000
Indiana — 3.1%
Delaware County Hospital Authority, Indiana, RB, Cardinal
Health System Obligation Group, 5.25%, 8/01/36	2,000	1,597,360
Indiana Finance Authority Hospital, RB, Parkview Health
Systems, Refunding, Series A, 5.75%, 5/01/31	1,100	1,120,141
Indiana Finance Authority, RB, Sisters of St. Francis
Health, 5.25%, 11/01/39 (a)	290	281,062
Indiana Finance Authority Refunding RB, Duke Energy,
Series C, 4.95%, 10/01/40	1,165	1,110,758
Indiana Municipal Power Agency, Indiana, RB, Indiana
Muni Power Agency Series B, 6.00%, 1/01/39	350	375,463
		4,484,784
Kansas — 0.3%
City of Lenexa Kansas, Refunding RB & Improvement,
5.50%, 5/15/39	650	465,186
Louisiana — 1.3%
Louisiana Local Government Environmental Facilities &
Community Development Authority, RB, Westlake
Chemical Corp. Projects, 6.75%, 11/01/32	2,000	1,916,840
Maryland — 0.5%
Maryland Health & Higher Educational Facilities Authority,
RB, King Farm Presbyterian Community, Series B,
5.00%, 1/01/17	875	790,396
Michigan — 2.2%
City of Detroit Michigan, RB, Senior Lien, Series B (FSA),
7.50%, 7/01/33	560	691,488
Garden City Hospital Finance Authority, Michigan,
Refunding RB, Garden City Hospital Obligation,
Series A, 5.00%, 8/15/38	1,540	889,504
Royal Oak Hospital Finance Authority, Michigan, RB,
William Beaumont Hospital, 8.25%, 9/01/39	1,400	1,625,946
		3,206,938
Montana — 0.4%
Two Rivers Authority, RB, Senior Lien (b)(c):
7.25%, 11/01/21	1,500	232,395
7.38%, 11/01/27	2,600	402,844
		635,239
New Jersey — 1.8%
New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/24	2,670	2,548,515
New York — 8.0%
Nassau County Tobacco Settlement Corp., RB,
Asset Backed, Senior Convertible, Series A-2,
5.25%, 6/01/26 (d)	1,500	1,391,670
New York City Industrial Development Agency, RB,
American Airlines, JFK International Airport, AMT,
7.63%, 8/01/25	7,600	7,306,564
New York Liberty Development Corp., RB, Goldman Sachs
Headquarters, 5.25%, 10/01/35	740	723,972
New York State Dormitory Authority, RB, New York
University, Series A, 5.25%, 7/01/48	2,000	2,050,520
		11,472,726

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT OCTOBER 31, 2009

Schedule of Investments (continued) BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina — 1.3%
North Carolina Eastern Municipal Power Agency,
North Carolina, RB, Series B, 5.00%, 1/01/26	$ 765	$ 779,031
North Carolina Medical Care Commission, RB,
Duke University Health System, Series A (a):
5.00%, 6/01/39	220	217,644
5.00%, 6/01/42	480	470,894
North Carolina Municipal Power Agency, RB, Number 1
Catawba, North Carolina, Series A, 5.00%, 1/01/30	365	368,183
		1,835,752
Ohio — 0.6%
County of Montgomery Ohio, Refunding RB, Catholic
Healthcare, Series A, 5.00%, 5/01/39 (a)	865	817,883
Pennsylvania — 3.7%
Allegheny County Hospital Development Authority, RB,
Health System, West Pennsylvania, Series A,
5.38%, 11/15/40	2,080	1,598,896
Pennsylvania Economic Development Financing
Authority, RB, Aqua Pennsylvania Inc. Project,
5.00%, 11/15/40 (a)	650	645,522
Pennsylvania HFA, RB, Series 97A, AMT, 4.60%, 10/01/27	450	422,046
Pennsylvania Higher Educational Facilities Authority, RB,
Allegheny Delaware Valley Obligation, Series A (MBIA):
5.88%, 11/15/16	1,345	1,190,527
5.88%, 11/15/21	1,810	1,449,104
		5,306,095
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.50%, 8/01/44	1,705	1,843,958
South Carolina — 2.8%
South Carolina Jobs-EDA, RB, Senior Lien, Burroughs &
Chapin, Series A (Radian), 4.70%, 4/01/35	2,500	1,890,875
South Carolina Jobs-EDA, Refunding RB, First Mortgage,
Lutheran Homes:
5.50%, 5/01/28	600	500,892
5.63%, 5/01/42	1,000	785,250
South Carolina Jobs-EDA, Refunding RB, Palmetto Health:
5.50%, 8/01/26	565	558,254
5.75%, 8/01/39	225	219,040
		3,954,311
South Dakota — 0.5%
South Dakota Health & Educational Facilities Authority,
South Dakota, RB, Sanford Health, 5.50%, 11/01/40	680	690,982
Texas — 4.0%
Brazos River Authority, Refunding RB, TXU Electric Co.
Project, AMT:
Series A, 8.25%, 10/01/30	1,500	894,345
Series C, 5.75%, 5/01/36	225	202,646
HFDC of Central Texas Inc., RB, Village at Gleannloch
Farms, Series A, 5.50%, 2/15/27	1,150	929,994
Houston Texas Airport Systems, Refunding ARB,
Senior Lien, Series A, 5.50%, 7/01/39	510	528,992
Matagorda County Navigation District No. 1, Texas,
Refunding RB, Central Power & Light Co. Project,
Series A, 6.30%, 11/01/29	700	749,378
North Texas Tollway Authority, Refunding RB, Second Tier,
Series F, 6.13%, 1/01/31	2,290	2,378,348
		5,683,703
Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services Inc.,
5.00%, 8/15/41 (a)	955	925,376

	Par
Municipal Bonds	(000)	Value
Vermont — 2.0%
Vermont HFA, Vermont, RB, Series 27, AMT (FSA),
4.90%, 5/01/38	$ 3,020	$ 2,818,204
Virginia — 2.3%
Fairfax County EDA, RB, Goodwin House Inc.,
5.13%, 10/01/42	850	718,165
Peninsula Ports Authority, Refunding RB, Virginia Baptist
Homes, Series C, 5.38%, 12/01/26	2,600	1,620,034
Reynolds Crossing Community Development Authority,
Special Assessment, Reynolds Crossing Project,
5.10%, 3/01/21	1,000	923,870
		3,262,069
Wisconsin — 3.8%
Wisconsin Health & Educational Facilities Authority,
RB, Ascension Health Senior Credit, Series A,
5.00%, 11/15/31	5,335	5,401,154
Wyoming — 0.8%
County of Sweetwater, Wyoming, Refunding RB, Idaho
Power Co. Project, 5.25%, 7/15/26	1,030	1,065,947
Wyoming Municipal Power Agency, Wyoming, RB, Series A,
5.00%, 1/01/42	100	95,980
		1,161,927
Total Municipal Bonds — 70.4%		100,872,023
Municipal Bonds Transferred to
Tender Option Bond Trusts (e)
California — 14.7%
Bay Area Toll Authority, RB, San Francisco Bay Area,
Series F-1, 5.63%, 4/01/44	1,085	1,168,501
California Educational Facilities Authority, RB, University of
Southern California, Series A, 5.25%, 10/01/18	835	879,931
Golden State Tobacco Securitization Corp., California
Custodial Receipts, Series 1271, 5.00%, 6/01/45	5,000	4,281,000
San Diego Community College District, California, GO,
Election of 2002, 5.25%, 8/01/33	545	572,108
University of California, RB, Series B (MBIA),
4.75%, 5/15/38	15,000	14,171,700
		21,073,240
Colorado — 0.5%
Colorado Health Facilities Authority, Refunding RB,
Catholic Healthcare, Series A, 5.00%, 7/01/39 (a)	735	748,737
Georgia — 0.8%
Metropolitan Atlanta Rapid Transit Authority, RB,
3rd Series, 5.00%, 7/01/39	1,190	1,215,549
Illinois — 10.5%
City of Chicago Illinois Custodial Receipts, Series 1284,
5.00%, 1/01/33	15,000	14,998,950
Indiana — 9.6%
Carmel Redevelopment Authority, RB, Performing
Arts Center:
4.75%, 2/01/33	7,230	7,109,548
5.00%, 2/01/33	6,580	6,674,752
		13,784,300
Massachusetts — 8.3%
Massachusetts HFA, Massachusetts, RB, Housing,
Series D, AMT, 5.45%, 6/01/37	11,855	11,906,806
Nebraska — 3.5%
Omaha Public Power District, RB, System, Sub-Series B
(MBIA), 4.75%, 2/01/36	5,000	4,955,200

See Notes to Financial Statements.

SEMI-ANNUAL REPORT OCTOBER 31, 2009 17

Schedule of Investments (concluded) BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (e)	(000)	Value
New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority,
RB, Dartmouth College, 5.25%, 6/01/39	$ 660 $	706,134
New York — 14.4%
New York City Municipal Water Finance Authority, RB:
Series D, 5.00%, 6/15/39	7,500	7,628,250
Series FF-2, 5.50%, 6/15/40	500	541,975
New York State Dormitory Authority, RB, Education,
Series B, 5.75%, 3/15/36	11,250	12,424,050
		20,594,275
North Carolina — 10.8%
University of North Carolina at Chapel Hill, Refunding RB,
General, Series A, 4.75%, 12/01/34	15,170	15,377,374
Ohio — 3.3%
State of Ohio, Refunding RB, Cleveland Clinic Health,
Series A, 5.50%, 1/01/39	4,630	4,777,651
South Carolina — 2.1%
South Carolina State Housing Finance & Development
Authority South Carolina, RB, Series B-1,
5.55%, 7/01/39	3,000	3,062,910
Texas — 8.1%
County of Harris Texas, RB, Senior Lien, Toll Road,
Series A, 5.00%, 8/15/38	2,130	2,191,344
New Caney ISD, Texas, GO, School Building,
5.00%, 2/15/35	9,150	9,417,912
		11,609,256
Wisconsin — 1.4%
Wisconsin Health & Educational Facilities Authority,
Refunding RB, Froedtert & Community Health Inc.,
5.25%, 4/01/39	1,990	1,954,797
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 88.5%	126,765,179
Total Long-Term Investments
(Cost — $243,267,919) — 158.9%	227,637,202
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.23% (f)(g)	2,200,175	2,200,175
Total Short-Term Securities
(Cost — $2,200,175) — 1.6%		2,200,175
Total Investments (Cost — $245,468,094*) — 160.5%	229,837,377
Liabilities in Excess of Other Assets — (1.3)%		(1,631,347)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (59.2)%		(85,005,873)
Net Assets — 100.0%	$143,200,157
* The cost and unrealized appreciation (depreciation) of investments as of October 31,
2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$160,453,848
Gross unrealized appreciation	$ 2,670,216
Gross unrealized depreciation		(18,001,687)
Net unrealized depreciation	$ (15,331,471)
(a) When-issued security.
		Unrealized
Counterparty	Value	Depreciation
Citibank NA	$ 688,538	$ (4,343)
JPMorgan Securities, Inc.	$ 925,376	$ (14,602)
Jeffries & Co.	$ 645,522	$ (10,842)
Merrill Lynch & Co.	$ 281,062	$ (415)
Morgan Stanley Capital Services, Inc.	$2,380,663	$ (38,988)

(b) Issuer filed for bankruptcy and/or is in default of interest payments.
(c) Non-income producing security.
(d) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(f) Investments in companies considered to be an affiliate of the Trust, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
FFI Institutional Tax-Exempt Fund	$799,990	$ 4,862
(g) Represents the current yield as of report date.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of October 31, 2009 in deter-
mining the fair valuation of the Trust’s investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 2,200,175
Level 2 — Long-Term Investments[1]	227,637,202
Level 3	—
Total	$ 229,837,377
[1] See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT OCTOBER 31, 2009

Schedule of Investments October 31, 2009 (Unaudited) BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 0.4%
Courtland IDB, Alabama, Refunding RB, International
Paper Co. Projects, Series A, 4.75%, 5/01/17	$ 1,165	$ 1,137,005
Arizona — 3.5%
Phoenix Civic Improvement Corp., RB, Junior Lien,
Series A, 5.00%, 7/01/21	5,585	6,203,986
Pima County IDA, Refunding RB, Tucson Electric
Power Co., San Juan, Series A, 4.95%, 10/01/20	1,015	1,017,172
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/18	1,500	1,458,015
5.25%, 12/01/20	1,000	973,500
		9,652,673
California — 19.4%
California Statewide Communities Development Authority,
RB, John Muir Health, Series A, 5.00%, 8/15/22	7,050	7,193,326
Foothill Eastern Transportation Corridor Agency, California,
Refunding RB, CAB (a):
5.95%, 1/15/21	12,500	5,774,625
5.86%, 1/15/22	10,000	4,312,200
Golden State Tobacco Securitization Corp.,
California, RB (b):
Enhanced, Asset Backed, Series B, 5.38%, 6/01/28	4,000	4,115,000
Series 2003-A-1, 6.75%, 6/01/39	12,010	14,042,572
Series 2003-A-1, 6.63%, 6/01/40	3,000	3,494,760
Series A-3, 7.88%, 6/01/42	975	1,175,821
Series A-5, 7.88%, 6/01/42	1,470	1,772,776
Los Angeles Unified School District, California, GO,
Series I, 5.00%, 7/01/20	3,750	4,090,500
Riverside County Asset Leasing Corp., California,
RB, Riverside County Hospital Project (MBIA),
5.74%, 6/01/25 (a)	6,865	2,765,222
State of California, GO, Various Purpose,
5.00%, 11/01/22	5,000	5,039,700
		53,776,502
Colorado — 1.8%
E-470 Public Highway Authority, Colorado, RB, CAB,
Senior, Series B (MBIA), 5.50%, 9/01/22 (a)	4,500	1,997,865
Park Creek Metropolitan District, Colorado, Refunding RB,
Senior, Limited Tax Property Tax, 5.25%, 12/01/25	3,000	2,855,880
		4,853,745
District of Columbia — 5.1%
District of Columbia, RB, Friendship Public Charter
School Inc. (ACA):
5.75%, 6/01/18	2,680	2,533,994
5.00%, 6/01/23	3,320	2,738,635
District of Columbia Tobacco Settlement Financing Corp.,
RB, Asset Backed Bonds, 6.50%, 5/15/33	4,215	3,973,354
Metropolitan Washington Airports Authority, Refunding RB,
Series C-2, AMT (FSA), 5.00%, 10/01/24	5,000	5,019,250
		14,265,233
Florida — 11.6%
Bellalago Educational Facilities Benefit District, Special
Assessment, Series A, 5.85%, 5/01/22	4,110	3,660,736
Broward County School Board, Florida, COP, Series A
(FSA), 5.25%, 7/01/22	1,250	1,312,937
City of Jacksonville Florida, RB, Better Jacksonville,
5.00%, 10/01/22	5,160	5,474,141
Grand Hampton Community Development District,
Special Assessment, Capital Improvement,
6.10%, 5/01/24	3,860	3,310,992

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Habitat Community Development District, Special
Assessment, 5.80%, 5/01/25	$ 3,635	$ 3,007,454
Miami Beach Health Facilities Authority, Refunding RB,
Mount Sinai Medical Center Florida, 6.75%, 11/15/21	2,470	2,485,462
Middle Village Community Development District, Special
Assessment, Series A, 5.80%, 5/01/22	3,955	3,272,525
Pine Island Community Development District, RB,
5.30%, 11/01/10	250	242,347
Stevens Plantation Community Development District,
Special Assessment, Series B, 6.38%, 5/01/13	3,530	2,860,536
Village Community Development District No. 5, Florida,
Special Assessment, Series A, 6.00%, 5/01/22	2,560	2,560,000
Westchester Community Development District No. 1,
Special Assessment, Community Infrastructure,
6.00%, 5/01/23	5,140	3,975,276
		32,162,406
Georgia — 0.8%
Richmond County Development Authority, RB, Series A,
Environmental, AMT, 5.75%, 11/01/27	2,350	2,216,826
Illinois — 13.0%
CenterPoint Intermodal Center Program Trust, Tax
Allocation Bonds, Class A, 10.00%, 6/15/23 (c)	2,155	1,133,659
City of Chicago Illinois, RB, General Airport Third Lien,
Series A (AMBAC):
5.00%, 1/01/21	5,000	5,220,650
5.00%, 1/01/22	7,000	7,278,040
Illinois Educational Facilities Authority, RB, Northwestern
University, 5.00%, 12/01/21	4,800	5,070,816
Illinois Finance Authority, RB:
DePaul University, Series C, 5.25%, 10/01/24	5,000	5,084,200
MJH Education Assistance IV, Senior Series A,
5.50%, 6/01/19 (d)(e)	3,250	1,625,000
MJH Education Assistance IV, Sub-Series B,
5.00%, 6/01/24 (d)(e)	1,075	76,325
Illinois State Toll Highway Authority, RB, Senior Priority,
Series A (FSA), 5.00%, 1/01/19 (e)	2,250	2,425,680
Lake Cook-Dane & McHenry Counties Community Unit
School District 220, Illinois, GO, Refunding (FSA),
5.25%, 12/01/20	1,000	1,162,220
Metropolitan Pier & Exposition Authority, Illinois,
Refunding RB, CAB, McCormick, Series A (MBIA),
5.40%, 6/15/22 (a)	13,455	7,135,052
		36,211,642
Indiana — 5.6%
City of Lawrence Indiana, Refunding RB, Housing,
Pinnacle Apartments Project, AMT (FNMA),
5.15%, 6/01/24	2,000	2,001,380
Indianapolis Airport Authority, Refunding RB, Special
Facilities, Federal Express Corp. Project, AMT,
5.10%, 1/15/17	10,000	9,898,300
Vincennes Indiana, Refunding RB & Improvement,
Southwest Indiana Regional, 6.25%, 1/01/24	4,620	3,600,505
		15,500,185
Kansas — 2.2%
Kansas Development Finance Authority, RB, Adventist
Health, 5.25%, 11/15/20	2,500	2,629,450
Wyandotte County-Kansas City Unified Government,
RB, Kansas International Speedway (MBIA),
5.20%, 12/01/20 (a)	6,440	3,457,443
		6,086,893

See Notes to Financial Statements.

SEMI-ANNUAL REPORT OCTOBER 31, 2009 19

Schedule of Investments (continued) BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Kentucky — 0.7%
Kentucky Housing Corp., RB, Series C, AMT,
4.63%, 7/01/22	$ 2,000	$ 1,989,460
Louisiana — 0.7%
Parish of DeSoto Louisiana, RB, Series A, AMT,
5.85%, 11/01/27	2,000	1,908,040
Maryland — 4.5%
County of Frederick Maryland, Special Tax, Urbana
Community Development Authority:
6.63%, 7/01/25	3,000	2,796,540
Series A, 5.80%, 7/01/20	4,453	4,061,759
Maryland Health & Higher Educational Facilities Authority,
Refunding RB, MedStar Health, 5.38%, 8/15/24	5,500	5,659,610
		12,517,909
Massachusetts — 1.7%
Massachusetts Development Finance Agency, RB,
Waste Management Inc. Project, AMT, 5.45%, 6/01/14	4,500	4,694,130
Massachusetts State Water Pollution Abatement, RB,
MWRA Program, Sub-Series A, 6.00%, 8/01/23	140	141,931
		4,836,061
Michigan — 1.6%
Michigan State Hospital Finance Authority, Michigan,
Refunding RB, Hospital, Sparrow Obligated,
4.50%, 11/15/26	1,500	1,375,875
State of Michigan, Refunding RB (f):
5.00%, 11/01/20	1,000	1,069,180
5.00%, 11/01/21	2,000	2,119,860
		4,564,915
Minnesota — 0.5%
Minnesota Higher Education Facilities Authority,
Minnesota, RB, University Saint Thomas, Series Five,
Y, 5.00%, 10/01/24	1,250	1,293,988
Mississippi — 1.0%
County of Warren Mississippi, RB, Series A, AMT,
5.85%, 11/01/27	3,000	2,862,060
Missouri — 3.8%
Missouri Development Finance Board, Missouri, RB,
Branson Landing Project, Series A, 5.50%, 12/01/24	5,000	5,013,800
Missouri State Health & Educational Facilities Authority,
Missouri, RB, BJC Health System, Series A,
5.00%, 5/15/20	5,500	5,679,740
		10,693,540
Multi-State — 7.7%
Charter Mac Equity Issuer Trust (c)(g):
5.75%, 5/15/15	1,000	1,021,590
6.00%, 5/15/15	4,000	4,128,960
6.00%, 5/15/19	2,500	2,573,275
6.30%, 5/15/19	2,500	2,585,250
MuniMae TE Bond Subsidiary LLC (c)(g)(h):
5.40%	5,000	3,258,400
5.80%	5,000	3,249,500
Series D, 5.90%	2,000	1,099,180
San Manuel Entertainment Authority Series 04-C,
4.50%, 12/01/16 (c)	4,000	3,539,320
		21,455,475
Nevada — 2.1%
City of Henderson Nevada, Special Assessment,
No. T-18, 5.15%, 9/01/21	1,765	792,626
County of Clark Nevada, Refunding RB, Alexander
Dawson School, Nevada Project, 5.00%, 5/15/20	5,000	5,117,450
		5,910,076

	Par
Municipal Bonds	(000)	Value
New Hampshire — 5.2%
New Hampshire Business Finance Authority,
Refunding RB, Public Service Co. New Hampshire
Project, Series B, AMT (MBIA), 4.75%, 5/01/21	$ 10,000	$ 9,581,500
New Hampshire Health & Education Facilities Authority,
RB, Elliot Hospital, Series B, 5.60%, 10/01/22	4,755	4,819,763
		14,401,263
New Jersey — 13.3%
Middlesex County Improvement Authority, RB, Street
Student Housing Project, Series A, 5.00%, 8/15/23	1,000	1,026,470
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	10,000	9,545,000
Continental Airlines Inc. Project, AMT,
7.00%, 11/15/30	5,000	4,642,800
Continental Airlines Inc. Project, AMT,
9.00%, 6/01/33	1,500	1,565,640
Kapkowski Road Landfill, Series B, AMT,
6.50%, 4/01/31	7,500	5,908,800
New Jersey EDA, Refunding RB, First Mortgage,
Winchester, Series A, 4.80%, 11/01/13	1,000	1,010,260
New Jersey Educational Facilities Authority, Refunding RB,
University Medical & Dentistry, Series B,
6.25%, 12/01/18	2,500	2,680,550
New Jersey Health Care Facilities Financing Authority,
RB, Capital Health System Obligation Group, Series A,
5.75%, 7/01/13 (b)	4,000	4,541,720
New Jersey Health Care Facilities Financing Authority,
Refunding RB, AtlantiCare Regional Medical Center,
5.00%, 7/01/20	2,110	2,183,196
New Jersey State Housing & Mortgage Finance Agency,
RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	2,500	2,468,675
Newark Housing Authority, RB, South Ward Police Facility
(AGC), 5.00%, 12/01/21	1,250	1,314,262
		36,887,373
New York — 8.5%
New York City Industrial Development Agency, RB,
American Airlines, JFK International Airport, AMT:
7.63%, 8/01/25	5,635	5,417,433
7.75%, 8/01/31	5,000	4,826,350
New York State Energy Research & Development
Authority, RB, Brooklyn Union Gas, Keyspan, Series A,
AMT (FGIC), 4.70%, 2/01/24	8,500	8,182,950
Tobacco Settlement Financing Corp., New York, RB,
Series B-1C, 5.50%, 6/01/20	5,000	5,270,450
		23,697,183
North Carolina — 0.6%
North Carolina Eastern Municipal Power Agency,
North Carolina, RB, Series B, 5.00%, 1/01/21	1,550	1,598,205
Ohio — 7.3%
American Municipal Power-Ohio Inc., RB, Prairie State
Energy Campus Project, Series A, 5.25%, 2/15/23	5,000	5,338,800
County of Cuyahoga Ohio, Refunding RB, Series A:
6.00%, 1/01/19	3,000	3,248,460
6.00%, 1/01/20	10,000	10,806,800
Pinnacle Community Infrastructure Financing Authority,
RB, Facilities, Series A, 6.00%, 12/01/22	1,015	832,787
		20,226,847
Oklahoma — 1.2%
Tulsa Municipal Airport Trust Trustees, Oklahoma,
Refunding RB, Series A, AMT, 7.75%, 6/01/35	3,350	3,192,483

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT OCTOBER 31, 2009

Schedule of Investments (continued) BlackRock Municipal 2020 Term Trust (BKK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 6.2%
Lancaster County Hospital Authority, RB, General
Hospital Project, 5.75%, 3/15/20 (b)	$ 7,500	$ 8,588,400
Montgomery County IDA, Pennsylvania, RB, Mortgage,
Whitemarsh Continuing Care, 6.00%, 2/01/21	1,275	989,795
Pennsylvania Higher Educational Facilities Authority, RB,
La Salle University, 5.50%, 5/01/26	6,680	6,531,303
Pennsylvania Turnpike Commission, RB, Sub-Series A
(AGC), 5.00%, 6/01/22	1,000	1,053,280
		17,162,778
Puerto Rico — 4.9%
Commonwealth of Puerto Rico, GO, Public Improvement,
Series B, 5.25%, 7/01/17	3,300	3,395,040
Puerto Rico Electric Power Authority, RB, Series NN,
5.13%, 7/01/13 (b)	9,000	10,184,490
		13,579,530
Tennessee — 3.5%
Tennessee Energy Acquisition Corp., Tennessee, RB,
Series A, 5.25%, 9/01/20	10,000	9,821,100
Texas — 9.9%
Brazos River Authority, Refunding RB, TXU Energy Co. LLC
Project, Series A, AMT, 6.75%, 4/01/38	1,100	793,650
City of Dallas Texas, Refunding RB & Improvement (AGC),
5.00%, 8/15/21	2,500	2,631,750
North Texas Toll Highway Authority, RB, Dallas North
Toll Highway System, Series C:
5.25%, 1/01/20	1,000	1,050,410
5.38%, 1/01/21	5,000	5,241,150
Port Corpus Christi Industrial Development Corp., Texas,
Refunding RB, Valero, Series C, 5.40%, 4/01/18	3,500	3,454,955
Texas State Turnpike Authority, RB, CAB, First Tier, Series A
(AMBAC) (a):
5.38%, 8/15/21	7,990	4,191,314
5.53%, 8/15/24	8,450	3,618,882
Weatherford ISD, GO, CAB, Refunding (a):
5.75%, 2/15/11 (b)	4,040	2,007,920
5.77%, 2/15/11 (b)	4,040	1,895,972
5.75%, 2/15/23	2,905	1,376,708
5.77%, 2/15/24	2,905	1,298,535
		27,561,246
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority, RB, Senior Lien,
Matching Fund Loan Note, Series A, 5.25%, 10/01/17	1,000	1,030,950
Virginia — 7.8%
Celebrate North Community Development Authority,
Special Assessment Bonds, Celebrate Virginia North
Project, Series B, 6.60%, 3/01/25	4,993	4,183,784
Charles City County EDA, RB, Waste Management, AMT,
5.13%, 8/01/27	10,000	10,006,900
Mecklenburg County IDA, Virginia, Refunding RB, Exempt
Facilities, UAE LP Project, AMT, 6.50%, 10/15/17	7,500	7,318,275
		21,508,959
Wisconsin — 3.1%
State of Wisconsin, RB, Series A, 5.25%, 5/01/20	1,000	1,110,290
Wisconsin Health & Educational Facilities Authority, RB,
Wheaton Franciscan Services, Series A:
5.50%, 8/15/17	2,880	2,843,885
5.50%, 8/15/18	3,190	3,124,509
Wisconsin Health & Educational Facilities Authority,
Refunding RB, Froedtert & Community Health Inc.,
5.00%, 4/01/20	1,515	1,543,437
		8,622,121
Total Municipal Bonds — 159.6%		443,184,672

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (i)	(000)	Value
City of Chicago, Illinois, Refunding RB, Second Lien
(FSA), 5.00%, 11/01/20	$ 5,000 $	5,446,700
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 2.0%		5,446,700
Total Long-Term Investments
(Cost — $463,678,046) — 161.6%	448,631,372
Short-Term Securities
Pennsylvania — 0.0%
City of Philadelphia Pennsylvania, Refunding RB, VRDN
(FSA), 0.29%, 11/06/09 (j)	90	90,000
	Shares
Money Market Funds — 1.2%
FFI Institutional Tax-Exempt Fund, 0.23% (k)(l)	3,400,644	3,400,644
Total Short-Term Securities
(Cost — $3,490,644) — 1.2%		3,490,644
Total Investments (Cost — $467,168,690*) — 162.8%	452,122,016
Other Assets Less Liabilities — 1.2%		3,151,618
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (1.4)%		(3,750,032)
Preferred Shares, at Redemption Value — (62.6)%	(173,861,498)
Net Assets Applicable to Common Shares — 100.0%	$277,662,104
* The cost and unrealized appreciation (depreciation) of investments as of October 31,
2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$463,002,685
Gross unrealized appreciation	$ 11,294,386
Gross unrealized depreciation		(25,925,055)
Net unrealized depreciation	$ (14,630,669)
(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Non-income producing security.
(f) When-issued security.
		Unrealized
Counterparty	Value	Depreciation
Loop Capital Markets LLC	$3,189,040	$ (6,040)
(g) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local govern-
ments, or their respective agencies or authorities. The security is subject to remarket-
ing prior to its stated maturity and is subject to mandatory redemption at maturity.
(h) Security is perpetual in nature and has no stated maturity date.
(i) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT OCTOBER 31, 2009 21

Schedule of Investments (concluded) BlackRock Municipal 2020 Term Trust (BKK)

(k) Investments in companies considered to be an affiliate of the Trust, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
FFI Institutional Tax-Exempt Fund	$ 1,099,603	$ 5,435
(l) Represents the current yield as of report date.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of October 31, 2009 in deter-
mining the fair valuation of the Trust’s investments:
		Investments in
Valuation Inputs		Securities
		Assets
Level 1 — Short-Term Securities		$ 3,400,644
Level 2:
Long-Term Investments[1]		448,631,372
Short-Term Securities		90,000
Total Level 2		448,721,372
Level 3		—
Total		$452,122,016
[1]	See above Schedule of Investments for values in each state or political subdivision.
See Notes to Financial Statements.
22	SEMI-ANNUAL REPORT		OCTOBER 31, 2009

Schedule of Investments October 31, 2009 (Unaudited)			BlackRock Municipal Income Trust (BFK)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Alabama — 3.0%			Colorado (concluded)
Huntsville Health Care Authority, Alabama, RB, Series B,			Denver Health & Hospital Authority, Colorado, RB,
5.75%, 6/01/12 (a)	$ 15,000	$ 16,908,150	Series A, 6.00%, 12/01/11 (a)	$ 1,500	$ 1,649,715
Arizona — 4.4%			Park Creek Metropolitan District, Colorado, Refunding RB,
Phoenix & Pima County IDA, RB, Series 2007-1, AMT			Senior, Limited Tax Property Tax, 5.50%, 12/01/37	2,530	2,342,982
(GNMA), 5.25%, 8/01/38	3,743	3,788,346			19,097,811
Pima County IDA, RB, American Charter Schools			District of Columbia — 7.3%
Foundation, Series A, 5.63%, 7/01/38	4,590	3,612,100	District of Columbia, RB, CAB, University, Georgetown,
Salt Verde Financial Corp., RB, Senior:			Series A (MBIA), 6.03%, 4/01/11 (a)(b):	66,785	14,224,710
5.00%, 12/01/32	10,280	9,192,376	District of Columbia, RB, Friendship Public Charter
5.00%, 12/01/37	9,290	7,902,074	School Inc. (ACA), 5.25%, 6/01/33	2,390	1,842,379
		24,494,896	District of Columbia Tobacco Settlement Financing Corp.,
California — 26.6%			RB, Asset Backed Bonds, 6.75%, 5/15/40	23,035	22,311,931
Bay Area Toll Authority, RB, San Francisco Bay Area,			Metropolitan Washington DC Airports Authority Dulles
Series F1, 5.63%, 4/01/44	4,445	4,787,087	Toll Road, RB, First Senior Lien, Series A:
California County Tobacco Securitization Agency, RB, CAB,			5.00%, 10/01/39	990	988,891
Stanislaus, Sub-Series C, 6.30%, 6/01/55 (b)	17,855	219,081	5.25%, 10/01/44	1,545	1,583,965
California HFA, RB, Home Mortgage, Series G, AMT,					40,951,876
5.50%, 8/01/42	7,845	7,680,020	Florida — 4.0%
California Statewide Communities Development Authority,			County of Orange Florida, Refunding RB (Syncora),
RB, Health Facilities, Memorial Health Services,			4.75%, 10/01/32	5,440	5,212,554
Series A, 5.50%, 10/01/33	5,000	5,030,650	Miami Beach Health Facilities Authority, Refunding RB,
City of Lincoln California, Special Tax, Community			Mount Sinai Medical Center Florida, 6.75%, 11/15/21	7,485	7,531,856
Facilities District No. 2003-1, 6.00%, 9/01/13 (a)	3,115	3,678,940	Stevens Plantation Community Development District,
Foothill Eastern Transportation Corridor Agency, California,			Special Assessment, Series A, 7.10%, 5/01/35	3,770	2,832,929
Refunding RB, CAB (b):			Village Community Development District No. 6, Special
6.09%, 1/15/32	54,635	11,828,478	Assessment, 5.63%, 5/01/22	7,200	6,654,744
6.09%, 1/15/38	75,000	10,740,000
Golden State Tobacco Securitization Corp., California, RB,					22,232,083
Series 2003-A-1, 6.63%, 6/01/13 (a)	10,000	11,649,200	Georgia — 2.0%
Los Angeles Regional Airports Improvement Corp.,			Metropolitan Atlanta Rapid Transit Authority, RB,
California, Refunding RB, Facilities, LAXFUEL Corp.,			3rd Series, 5.00%, 7/01/39	6,805	6,951,103
LA International Airport, AMT (AMBAC), 5.50%, 1/01/32	13,320	12,920,800	Richmond County Development Authority, Refunding RB,
Los Angeles Unified School District, California, GO,			International Paper Co. Project, Series A, AMT,
Series D:			6.00%, 2/01/25	4,000	3,948,480
5.25%, 7/01/24	5,000	5,396,900			10,899,583
5.25%, 7/01/25	3,490	3,749,830
5.00%, 7/01/26	1,305	1,372,351	Guam — 1.1%
Murrieta Community Facilities District Special Tax,			Territory of Guam, GO, Series A:
California, Special Tax, No. 2, The Oaks Improvement			6.00%, 11/15/19	1,245	1,296,406
Area, Series A, 6.00%, 9/01/34	5,000	4,330,550	6.75%, 11/15/29	2,180	2,332,469
San Francisco City & County Public Utilities Commission,			7.00%, 11/15/39	2,255	2,437,294
RB, Series B, 5.00%, 11/01/39	18,550	18,827,322			6,066,169
State of California, GO, Various Purpose:			Illinois — 6.2%
5.00%, 6/01/32	4,000	3,767,600	CenterPoint Intermodal Center Program Trust, Tax
6.50%, 4/01/33	20,410	22,557,336	Allocation Bonds, Class A, 10.00%, 6/15/23 (d)	4,630	2,435,658
5.00%, 6/01/34	6,250	5,848,750	Illinois Educational Facilities Authority, RB:
University of California, RB, Limited Project, Series B,			Educational Advancement Fund, University Center
4.75%, 5/15/38	10,565	10,057,669	Project, 6.25%, 5/01/30 (a)	10,000	11,363,300
West Valley-Mission Community College District, GO,			University of Chicago, Series A, 5.25%, 7/01/41	760	784,328
Election of 2004, Series A (FSA), 4.75%, 8/01/30	4,015	4,037,765	Illinois Finance Authority, RB:
		148,480,329	Friendship Village Schaumburg, Series A,
Colorado — 3.4%			5.63%, 2/15/37	845	668,463
City of Colorado Springs Colorado, RB, Subordinate Lien,			MJH Education Assistance IV, Sub-Series B,
Improvement, Series C (FSA), 5.00%, 11/15/45	2,545	2,574,013	5.38%, 6/01/35 (e)(f)	1,675	118,925
Colorado Health Facilities Authority, RB, Series C (FSA),			Monarch Landing Inc., Facilities, Series A,
5.25%, 3/01/40	3,585	3,574,998	7.00%, 12/01/37	2,885	1,442,500
Colorado Health Facilities Authority, Refunding RB,			Illinois Health Facilities Authority, Refunding RB, Elmhurst
Catholic Healthcare, Series A (c):			Memorial Healthcare:
5.50%, 7/01/34	4,205	4,283,591	5.50%, 1/01/22	5,000	4,874,150
5.00%, 7/01/39	4,965	4,672,512	5.63%, 1/01/28	6,000	5,720,640
See Notes to Financial Statements.
SEMI-ANNUAL REPORT			OCTOBER 31, 2009		23

Schedule of Investments (continued)			BlackRock Municipal Income Trust (BFK)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Illinois (concluded)			New Jersey — 7.2%
Illinois Municipal Electric Agency, RB (MBIA),			Middlesex County Improvement Authority, RB, Subordinate,
4.50%, 2/01/35	$ 1,595	$ 1,483,382	Heldrich Center Hotel, Series B, 6.25%, 1/01/37	$ 3,680	$ 676,973
Village of Bolingbrook Illinois, GO, Series B (MBIA) (b):			New Jersey EDA, RB:
6.01%, 1/01/33	6,820	1,862,951	Cigarette Tax, 5.75%, 6/15/29	15,500	14,917,200
6.01%, 1/01/34	14,085	3,620,831	Continental Airlines Inc. Project, AMT,
		34,375,128	7.00%, 11/15/30	15,410	14,309,110
			New Jersey EDA, Special Assessment, Refunding RB,
Indiana — 7.6%			Kapkowski Road Landfill Project, 6.50%, 4/01/28	8,000	6,764,960
Indiana Finance Authority, RB:			Tobacco Settlement Financing Corp., New Jersey, RB,
Refunding, Duke Energy, Series C, 4.95%, 10/01/40	5,745	5,477,513	Series 1A, 4.50%, 6/01/23	4,125	3,693,525
Sisters of St. Francis Health, 5.25%, 11/01/39 (c)	1,655	1,603,993
Indiana Health Facility Financing Authority, Indiana, RB,					40,361,768
Methodist Hospital Inc, 5.50%, 9/15/31	9,000	6,982,920	New York — 6.3%
Indiana Municipal Power Agency, Indiana, RB, Indiana			Albany Industrial Development Agency, RB, New Covenant
Muni Power Agency Series B, 6.00%, 1/01/39	2,150	2,306,412	Charter School Project, Series A, 7.00%, 5/01/35	1,820	1,153,188
Petersburg Indiana, RB, Indiana Power & Light, AMT:			New York City Industrial Development Agency, RB,
5.90%, 12/01/24	10,000	9,594,700	American Airlines, JFK International Airport, AMT:
5.95%, 12/01/29	16,000	14,968,640	8.00%, 8/01/28	5,000	5,012,400
Vincennes Indiana, Refunding RB & Improvement,			7.75%, 8/01/31	22,140	21,371,078
Southwest Indiana Regional, 6.25%, 1/01/24	2,220	1,730,113	New York Liberty Development Corp., RB, Goldman
		42,664,291	Sachs Headquarters, 5.25%, 10/01/35	3,545	3,468,215
			New York State Dormitory Authority, RB, NYU Hospitals
Kentucky — 0.1%			Center, Series A, 5.00%, 7/01/20	4,000	3,922,000
Kentucky Housing Corp., RB, Series F, AMT (FNMA),
5.45%, 1/01/32	715	717,424			34,926,881
Louisiana — 1.3%			North Carolina — 4.7%
Louisiana Local Government Environmental Facilities &			Gaston County Industrial Facilities & Pollution Control
Community Development Authority, RB, Capital			Financing Authority, North Carolina, RB, Exempt
Projects & Equipment Acquisition Program (ACA),			Facilities, National Gypsum Co. Project, AMT,
6.55%, 9/01/25	8,430	7,228,219	5.75%, 8/01/35	12,130	7,167,860
			North Carolina Capital Facilities Finance Agency,
Maryland — 0.4%			Refunding RB, Duke University Project, Series B,
Maryland Community Development Administration, RB,			4.25%, 7/01/42	11,350	10,513,391
Residential, Series A, AMT, 4.65%, 9/01/32	2,665	2,474,612	North Carolina Eastern Municipal Power Agency,
Michigan — 0.7%			North Carolina, RB, Series B, 5.00%, 1/01/26	4,360	4,439,962
Michigan State Hospital Finance Authority, Michigan,			North Carolina Medical Care Commission, RB,
Refunding RB, Henry Ford Health System, Series A,			Duke University Health System, Series A (c):
5.25%, 11/15/46	4,230	3,668,848	5.00%, 6/01/39	1,240	1,226,720
Mississippi — 3.3%			5.00%, 6/01/42	2,750	2,697,832
City of Gulfport Mississippi, RB, Memorial Hospital at					26,045,765
Gulfport Project, Series A, 5.75%, 7/01/31	18,455	18,385,425	Ohio — 1.8%
Missouri — 0.1%			Buckeye Tobacco Settlement Financing Authority,
Missouri Joint Municipal Electric Utility Commission, RB,			RB, Asset-Backed, Senior, Turbo, Series A-2,
Plum Point Project (MBIA), 4.60%, 1/01/36	670	551,316	6.50%, 6/01/47	3,120	2,513,410
Multi-State — 5.6%			County of Montgomery Ohio, Refunding RB, Catholic
Charter Mac Equity Issuer Trust (d)(g):			Healthcare, Series A, 5.00%, 5/01/39 (c)	4,965	4,694,556
6.80%, 11/30/50	6,500	6,701,695	Pinnacle Community Infrastructure Financing Authority,
6.80%, 10/31/52	16,000	17,098,880	RB, Facilities, Series A, 6.25%, 12/01/36	3,760	2,751,869
MuniMae TE Bond Subsidiary LLC,					9,959,835
7.50%, 6/30/49 (d)(g)	8,000	7,419,840	Oklahoma — 1.2%
		31,220,415	Tulsa Municipal Airport Trust Trustees, Oklahoma,
Nebraska — 0.7%			Refunding RB, Series A, AMT, 7.75%, 6/01/35	7,175	6,837,632
Omaha Public Power District, RB, System, Series A,			Pennsylvania — 4.9%
4.75%, 2/01/44	3,695	3,645,487	Pennsylvania Economic Development Financing
Nevada — 0.9%			Authority, RB:
County of Clark Nevada, Refunding RB, Alexander			Amtrak Project, Series A, AMT, 6.38%, 11/01/41	6,500	6,567,860
Dawson School, Nevada Project, 5.00%, 5/15/29	5,260	5,131,761	Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40 (c)	3,725	3,699,335
			Reliant Energy, Series A-12-22-04, AMT,
New Hampshire — 1.3%			6.75%, 12/01/36	11,345	11,581,770
New Hampshire Business Finance Authority, Refunding RB,			Pennsylvania HFA, RB, Series 97A, AMT, 4.60%, 10/01/27	2,500	2,344,700
Public Service Co. New Hampshire Project, Series B,			Pennsylvania Turnpike Commission, RB, Sub-Series D,
AMT (MBIA), 4.75%, 5/01/21	4,000	3,832,600	5.13%, 12/01/40	3,100	3,038,465
New Hampshire Health & Education Facilities Authority,
RB, Exeter Project, 5.75%, 10/01/31	3,500	3,559,850			27,232,130
		7,392,450
See Notes to Financial Statements.
24	SEMI-ANNUAL REPORT		OCTOBER 31, 2009

Schedule of Investments (continued)			BlackRock Municipal Income Trust (BFK)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Puerto Rico — 2.1%			Washington — 1.5%
Puerto Rico Sales Tax Financing Corp., RB, First			County of King Washington, Refunding RB (FSA),
Sub-Series A, 6.50%, 8/01/44	$ 10,900	$ 11,788,350	5.00%, 1/01/36	$ 3,615	$ 3,685,854
South Carolina — 5.9%			Washington Health Care Facilities Authority, Washington,
County of Lexington South Carolina, Refunding RB &			RB, Providence Health Care Services, Series A (MBIA),
Improvement (a):			4.63%, 10/01/34	5,095	4,831,232
5.50%, 11/01/13	5,000	5,732,850			8,517,086
5.75%, 11/01/13	10,000	11,562,100	Wisconsin — 1.6%
South Carolina Jobs-EDA, RB, Palmetto Health:			Wisconsin Health & Educational Facilities Authority, RB:
Refunding, Alliance, Series A, 6.25%, 8/01/31	5,075	5,148,740	Aurora Health Care, 6.40%, 4/15/33	7,500	7,638,900
Series C, 6.88%, 8/01/13 (a)	9,000	10,595,771	Froedtert & Community, 5.38%, 10/01/30	1,205	1,220,340
		33,039,461			8,859,240
Tennessee — 0.5%			Wyoming — 0.5%
Knox County Health Educational & Housing Facilities			Wyoming Community Development Authority, Wyoming,
Board, Tennessee, CAB, Refunding RB & Improvement,			RB, Series 3, AMT, 4.65%, 12/01/27	2,765	2,614,667
Series A (FSA), 5.70%, 1/01/20 (b)	5,055	2,941,100
			Total Municipal Bonds — 138.9%		775,017,184
Texas — 18.8%
Brazos River Authority, Refunding RB, TXU, AMT:
Electric Co. Project, Series C, 5.75%, 5/01/36	4,265	3,841,272
Electric, Series A, 8.25%, 10/01/30	4,370	2,605,525	Municipal Bonds Transferred to
City of Houston Texas, Refunding RB, Combined,			Tender Option Bond Trusts (h)
First Lien, Series A (AGC), 6.00%, 11/15/35	16,425	18,671,283	Alabama — 0.8%
Harris County-Houston Sports Authority, RB, CAB,			Alabama Special Care Facilities Financing Authority-
Junior Lien, Series H (MBIA), 6.11%, 11/15/35 (b)	5,000	713,150	Birmingham, Refunding RB, Ascension Health Senior
Harris County-Houston Sports Authority, Refunding RB			Credit, Series C-2, 5.00%, 11/15/36	4,548	4,556,078
(MBIA) (b):			California — 3.3%
CAB, Senior Lien, Series A , 5.94%, 11/15/38	12,580	1,528,596	California Educational Facilities Authority, RB, University of
Third Lien, Series A-3 , 5.97%, 11/15/37	26,120	3,156,341	Southern California, Series A, 5.25%, 10/01/39	5,115	5,390,238
Houston Texas Airport Systems, Refunding ARB,			Los Angeles Community College District, California, GO,
Senior Lien, Series A, 5.50%, 7/01/39	3,000	3,111,720	Election 2001, Series A (FSA), 5.00%, 8/01/32	4,500	4,618,890
Lower Colorado River Authority, Refunding RB &			San Diego Community College District, California, GO,
Improvement (MBIA):			Election of 2002, 5.25%, 8/01/33	3,260	3,423,039
5.00%, 5/15/13 (a)	50	55,979	University of California, RB, Series C (MBIA),
5.00%, 5/15/31	2,345	2,348,705	4.75%, 5/15/37	5,000	4,939,300
Lower Colorado River Authority, Refunding RB:
LCRA Transmission Services Project (AMBAC),					18,371,467
4.75%, 5/15/34	12,930	12,405,042	Colorado — 2.3%
Series A (MBIA), 5.00%, 5/15/13 (a)	5	5,598	Colorado Health Facilities Authority, RB, Catholic
North Texas Tollway Authority, Refunding RB, Second Tier,			Health (FSA):
Series F, 6.13%, 1/01/31	12,180	12,649,904	Series C3, 5.10%, 10/01/41	7,600	7,678,280
San Antonio Energy Acquisition Public Facility Corp., RB,			Series C7, 5.00%, 9/01/36	4,860	4,900,192
Gas Supply, 5.50%, 8/01/25	6,540	6,539,411			12,578,472
Texas State Affordable Housing Corp., Texas, RB,
American Opportunity Housing Portfolio, Series B,			Connecticut — 3.5%
8.00%, 3/01/32 (e)(f)	4,435	220,774	Connecticut State Health & Educational Facility Authority,
Texas State Turnpike Authority, RB (AMBAC):			RB, Yale University:
CAB, 6.06%, 8/15/32 (b)	25,000	5,818,250	Series T1, 4.70%, 7/01/29	9,400	9,906,660
CAB, 6.07%, 8/15/33 (b)	62,325	13,574,385	Series X3, 4.85%, 7/01/37	9,360	9,742,450
CAB, 6.07%, 8/15/34 (b)	65,040	13,223,282			19,649,110
First Tier, Series A, 5.00%, 8/15/42	5,000	4,530,650	Illinois — 1.5%
		104,999,867	Chicago New Public Housing Authority, Illinois,
Utah — 1.0%			Refunding RB (FSA), 5.00%, 7/01/24	8,232	8,442,366
City of Riverton Utah, RB, IHC Health Services Inc.,			Massachusetts — 1.2%
5.00%, 8/15/41 (c)	5,475	5,305,166	Massachusetts Water Resources Authority, Refunding RB,
Virginia — 0.9%			Generation, Series A, 5.00%, 8/01/41	6,770	6,862,410
City of Norfolk Virginia, Refunding RB, Series B (AMBAC),			New Hampshire — 0.8%
5.50%, 2/01/31	2,635	2,514,133	New Hampshire Health & Education Facilities Authority,
Virginia Commonwealth Transportation Board, Virginia,			Refunding RB, Dartmouth College, 5.25%, 6/01/39	3,988	4,266,906
Refunding RB, CAB, Contract, Route 28 (MBIA),
5.29%, 4/01/32 (b)	8,105	2,487,830
		5,001,963
See Notes to Financial Statements.
SEMI-ANNUAL REPORT			OCTOBER 31, 2009		25

Schedule of Investments (concluded)			BlackRock Municipal Income Trust (BFK)
			(Percentages shown are based on Net Assets)
Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (h)	(000)	Value
New York — 1.6%			(g) Security represents a beneficial interest in a trust. The collateral deposited into the
New York City Municipal Water Finance Authority, RB,			trust is federally tax-exempt revenue bonds issued by various state or local govern-
Series FF-2, 5.50%, 6/15/40	$ 3,075	$ 3,332,294	ments, or their respective agencies or authorities. The security is subject to remarket-
New York State Environmental Facilities Corporation,			ing prior to its stated maturity and is subject to mandatory redemption at maturity.
New York, RB, Revolving Funds, New York City			(h) Securities represent bonds transferred to tender option bond trust in exchange for
Municipal Water Project, Series B, 5.00%, 6/15/31	5,370	5,458,122	which the Trust acquired residual interest certificates. These securities serve as col-
		8,790,416	lateral in a financing transaction. See Note 1 of the Notes to Financial Statements
Virginia — 3.3%			for details of municipal bonds transferred to tender option bond trusts.
Virginia HDA, RB, Sub-Series H-1 (MBIA), 5.35%, 7/01/31	6,810	6,880,892	(i) Investments in companies considered to be an affiliate of the Trust, for purposes of
University of Virginia, Refunding RB, 5.00%, 6/01/40	10,750	11,340,390	Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
		18,221,282		Net
Washington — 3.7%			Affiliate	Activity	Income
Central Puget Sound Regional Transportation Authority,
Washington, RB, Series A (FSA), 5.00%, 11/01/32	5,459	5,633,238	FFI Institutional Tax-Exempt Fund	$ 16,679,043	$ 19,806
State of Washington, GO, Various Purpose, Series E,			(j) Represents the current yield as of report date.
5.00%, 2/01/34	14,487	15,085,249	• Fair Value Measurements — Various inputs are used in determining the fair value of
		20,718,487	investments, which are as follows:
Total Municipal Bonds Transferred to			• Level 1 — price quotations in active markets/exchanges for identical assets
Tender Option Bond Trusts — 22.0%		122,456,994	and liabilities
Total Long-Term Investments			• Level 2 — other observable inputs (including, but not limited to: quoted prices for
(Cost — $929,685,870) — 160.9%		897,474,178	similar assets or liabilities in markets that are active, quoted prices for identical
			or similar assets or liabilities in markets that are not active, inputs other than
			quoted prices that are observable for the assets or liabilities (such as interest
Short-Term Securities	Shares		rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and
FFI Institutional Tax-Exempt Fund, 0.23% (i)(j)	17,102,993	17,102,993	default rates) or other market-corroborated inputs)
Total Short-Term Securities			• Level 3 — unobservable inputs based on the best information available in the
(Cost — $17,102,993) — 3.1%		17,102,993	circumstances, to the extent observable inputs are not available (including the
			Trust’s own assumptions used in determining the fair value of investments)
Total Investments (Cost — $946,788,863*) — 164.0%		914,577,171
Liabilities in Excess of Other Assets — (3.1)%		(17,237,846)	The inputs or methodology used for valuing securities are not necessarily an indica-
Liability for Trust Certificates, Including Interest			tion of the risk associated with investing in those securities. For information about
Expense and Fees Payable — (12.3)%		(68,649,327)	the Trust’s policy regarding valuation of investments and other significant accounting
Preferred Shares, at Redemption Value — (48.6)%		(270,890,746)	policies, please refer to Note 1 of the Notes to Financial Statements.
Net Assets Applicable to Common Shares — 100.0%		$ 557,799,252	The following table summarizes the inputs used as of October 31, 2009 in deter-
			mining the fair valuation of the Trust’s investments:
* The cost and unrealized appreciation (depreciation) of investments as of October 31,
2009, as computed for federal income tax purposes, were as follows:			Valuation		Investments in
			Inputs		Securities
Aggregate cost		$ 876,565,983
					Assets
Gross unrealized appreciation		$ 27,881,007
Gross unrealized depreciation		(58,453,321)	Level 1 — Short-Term Securities		$ 17,102,993
Net unrealized depreciation		$ (30,572,314)	Level 2 — Long-Term Investments[1]		897,474,178
			Level 3		—
(a) US government securities, held in escrow, are used to pay interest on this security as			Total		$914,577,171
well as to retire the bond in full at the date indicated, typically at a premium to par.
			[1]	See above Schedule of Investments for values in each state or
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of			political subdivision.
report date.
(c) When-issued security.
		Unrealized
Counterparty	Value	Depreciation
Citibank NA	$ 3,924,552	$ (24,754)
JPMorgan Securities, Inc.	$ 5,305,166	$ (83,713)
Jeffries & Co.	$ 3,699,335	$ (62,133)
Merrill Lynch & Co.	$ 1,603,993	$ (48,716)
Morgan Stanley Capital Services, Inc.	$13,650,659	$(223,678)
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) Non-income producing security.
See Notes to Financial Statements.
26	SEMI-ANNUAL REPORT		OCTOBER 31, 2009

Schedule of Investments October 31, 2009 (Unaudited)			BlackRock Pennsylvania Strategic Municipal Trust (BPS)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Pennsylvania — 113.8%			Pennsylvania (concluded)
Corporate — 2.4%			Housing — 12.3%
Pennsylvania Economic Development Financing Authority,			Pennsylvania HFA, RB:
RB, Series A, AMT, Aqua Pennsylvania Inc., Project,			Series 95, Series A, AMT, 4.90%, 10/01/37	$ 1,000 $	950,380
6.75%, 10/01/18	$ 600 $	666,894	Series 96, Series A, AMT, 4.70%, 10/01/37	490	440,226
County/City/Special District/School District — 18.0%			Series 97A, AMT, 4.65%, 10/01/31	1,300	1,206,114
Delaware Valley Regional Financial Authority, RB,			Series 103C, Non Ace, 5.40%, 10/01/33	250	258,610
Series A (AMBAC), 5.50%, 8/01/28	1,500	1,588,575	Series 105C, 5.00%, 10/01/39	500	502,590
Marple Newtown School District, GO (FSA),					3,357,920
5.00%, 6/01/31	600	623,604	State — 9.1%
Mifflin County School District, GO (Syncora),			Commonwealth of Pennsylvania, GO, First Series:
7.50%, 9/01/22	200	243,218	5.00%, 3/15/28	825	890,942
Owen J Roberts School District, GO, 4.75%, 11/15/25	700	728,966	5.00%, 3/15/29	275	294,976
Philadelphia School District, GO:			Pennsylvania Turnpike Commission, RB, Series C (MBIA),
Refunding, Series A (AMBAC), 5.00%, 8/01/15	1,000	1,103,070	5.00%, 12/01/32	1,000	1,032,390
Series E, 6.00%, 9/01/38	100	108,028	State Public School Building Authority, Pennsylvania, RB,
Scranton School District, Pennsylvania, GO, Series A			Harrisburg School District Project, Series A (AGC),
(FSA), 5.00%, 7/15/38	500	508,040	5.00%, 11/15/33	250	255,515
		4,903,501			2,473,823
Education — 12.7%			Transportation — 15.4%
Cumberland County Municipal Authority, RB,			City of Philadelphia Pennsylvania, RB, Series A, AMT
AI Cup Financing Project, Dickinson College,			(FSA), 5.00%, 6/15/37	1,150	1,082,725
5.00%, 11/01/39	200	188,746	Pennsylvania Economic Development Financing
Lancaster Higher Education Authority, RB, Franklin &			Authority, RB, Amtrak Project, Series A, AMT:
Marshall College Project, 5.00%, 4/15/37	500	498,505	6.25%, 11/01/31	1,000	1,008,720
Pennsylvania Higher Educational Facilities Authority, RB,			6.38%, 11/01/41	1,000	1,010,440
Lafayette College Project, 6.00%, 5/01/30	1,250	1,268,638	Pennsylvania Turnpike Commission, RB:
Pennsylvania State Higher Education Facilities Authority,			CAB, Sub-Series E, 6.48%, 12/01/38 (c)	385	239,466
Refunding RB, Trustees of the University of			Series A (AMBAC), 5.25%, 12/01/32	870	873,036
Pennsylvania, Series C, 4.75%, 7/15/35	500	502,700
University of Pittsburgh, Pennsylvania, RB, Capital					4,214,387
Projects, Series B, 5.00%, 9/15/28	350	375,424	Utilities — 6.0%
Wilkes-Barre Finance Authority, Refunding RB, Wilkes			City of Philadelphia Pennsylvania, RB, Series A,
University Project, 5.00%, 3/01/37	700	640,605	5.25%, 1/01/36	100	99,851
		3,474,618	Delaware County IDA, Pennsylvania, RB, Water Facilities,
			AMT (MBIA), 6.00%, 6/01/29	1,250	1,255,262
Health — 37.9%			Montgomery County IDA, Pennsylvania, RB,
Allegheny County Hospital Development Authority, RB,			Aqua Pennsylvania Inc. Project, Series A, AMT,
Health System, West Pennsylvania, Series A,			5.25%, 7/01/42	300	285,951
5.38%, 11/15/40	470	361,289
Berks County Municipal Authority, RB, Reading Hospital &					1,641,064
Medical Center Project, Series A-3, 5.50%, 11/01/31	500	518,615	Total Municipal Bonds in Pennsylvania		31,090,836
Bucks County IDA, RB, Pennswood Village Project,			Guam — 0.9%
Series A, 6.00%, 10/01/12 (a)	1,400	1,605,730	County/City/Special District/School District — 0.9%
Geisinger Authority, RB, Series A, 5.13%, 6/01/34	500	503,935	Territory of Guam, RB, Section 30, Series A,
Lehigh County General Purpose Authority, RB, Hospital,			5.75%, 12/01/34	250	254,583
Saint Lukes Bethlehem, 5.38%, 8/15/13 (a)	3,520	4,021,670
Lycoming County Authority, Refunding RB, Susquehanna			Total Municipal Bonds in Guam		254,583
Health System Project, Series A, 5.75%, 7/01/39	210	199,681	Multi-State — 13.6%
Monroe County Hospital Authority, Pennsylvania, RB,			Housing — 13.6%
Hospital, Pocono Medical Center, 5.13%, 1/01/37	345	318,176	MuniMae TE Bond Subsidiary LLC, 7.50%, 6/30/49 (d)(e)	4,000	3,709,920
Montgomery County Higher Education & Health Authority,			Total Municipal Bonds in Multi-State		3,709,920
Refunding RB, Abington Memorial Hospital, Series A,
5.13%, 6/01/33 (b)	320	312,496	Puerto Rico — 22.6%
Montgomery County IDA, Pennsylvania, RB,			Education — 3.8%
ACTS Retirement, Life Community, 5.25%, 11/15/28	1,250	1,167,237	Puerto Rico Industrial Tourist Educational Medical &
Southcentral General Authority, Pennsylvania, RB,			Environmental Control Facilities Financing Authority,
Wellspan Health Obligation Group, Series A,			RB, Ana G Mendez University System Project,
6.00%, 6/01/29	1,250	1,349,800	5.00%, 3/01/26	1,250	1,045,163
		10,358,629	State — 16.2%
			Commonwealth of Puerto Rico, GO, Refunding,
			Sub-Series C-7 (MBIA), 6.00%, 7/01/27	1,385	1,438,890
			Puerto Rico Public Buildings Authority, RB, Government
			Facilities, Series N, 5.00%, 7/01/37	300	266,349
See Notes to Financial Statements.
SEMI-ANNUAL REPORT			OCTOBER 31, 2009		27

Schedule of Investments (concluded)			BlackRock Pennsylvania Strategic Municipal Trust (BPS)
			(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)			(b) When-issued security.
State (concluded)
Puerto Rico Public Finance Corp., RB, Commonwealth					Unrealized
Appropriation, Series E, 5.50%, 2/01/12 (a)	$ 1,495 $	1,637,773	Affiliate	Value	Depreciation
Puerto Rico Sales Tax Financing Corp., RB,			Goldman Sachs & Co.	$ 312,496	$ (1,267)
First Sub-Series A, 6.38%, 8/01/39	1,000	1,078,580
		4,421,592	(c) Represents a step-up bond that pays an initial coupon rate for the first period and
			then a higher coupon rate for the following periods. Rate shown reflects the current
Utilities — 2.6%			yield as of report date.
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
Series A, 6.00%, 7/01/38	200	205,416	(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
Puerto Rico Electric Power Authority, RB, Series WW,			These securities may be resold in transactions exempt from registration to qualified
5.50%, 7/01/38	500	501,670	institutional investors.
		707,086	(e) Security represents a beneficial interest in a trust. The collateral deposited into the
			trust is federally tax-exempt revenue bonds issued by various state or local govern-
Total Municipal Bonds in Puerto Rico		6,173,841	ments, or their respective agencies or authorities. The security is subject to remarket-
U.S. Virgin Islands — 0.3%			ing prior to its stated maturity and is subject to mandatory redemption at maturity.
State — 0.3%			(f) Securities represent bonds transferred to tender option bond trust in exchange for
Virgin Islands Public Finance Authority, RB, Senior Lien,			which the Trust acquired residual interest certificates. These securities serve as col-
Capital Projects, Series A-1, 5.00%, 10/01/39	100	94,944	lateral in a financing transaction. See Note 1 of the Notes to Financial Statements
Total Municipal Bonds in U.S. Virgin Islands		94,944	for details of municipal bonds transferred to tender option bond trusts.
Total Municipal Bonds — 151.2%		41,324,124	(g) Security may have a maturity of more than one year at time of issuance, but has
			variable rate and demand features that qualify it as a short-term security. The rate
			shown is as of report date and maturity shown is the date the principal owed can
Municipal Bonds Transferred to			be recovered through demand.
Tender Option Bond Trusts (f)			(h) Investments in companies considered to be an affiliate of the Trust, for purposes of
Pennsylvania — 3.7%			Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Health — 3.7%				Net
Geisinger Authority, RB, Series A, 5.25%, 6/01/39	1,000	1,013,490		Activity	Income
Total Municipal Bonds Transferred to			CMA Pennsylvania Municipal Money Fund	$ 1,100,192	$ 127
Tender Option Bond Trusts		1,013,490
Total Long-Term Investments			(i) Represents the current yield as of report date.
(Cost — $42,158,198) — 154.9%		42,337,614	• Fair Value Measurements — Various inputs are used in determining the fair value of
			investments, which are as follows:
			• Level 1 — price quotations in active markets/exchanges for identical assets
			and liabilities
Short-Term Securities			• Level 2 — other observable inputs (including, but not limited to: quoted prices for
Pennsylvania — 1.1%			similar assets or liabilities in markets that are active, quoted prices for identical
City of Philadelphia Pennsylvania, RB, VRDN,			or similar assets or liabilities in markets that are not active, inputs other than
Fifth Series A-2, 0.20%, 11/06/09 (g)	300	300,000	quoted prices that are observable for the assets or liabilities (such as interest
	Shares		rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and
			default rates) or other market-corroborated inputs)
Money Market Funds — 4.4%
CMA Pennsylvania Municipal Money Fund,			• Level 3 — unobservable inputs based on the best information available in the
0.04% (h)(i)	1,200,162	1,200,162	circumstances, to the extent observable inputs are not available (including the
			Trust’s own assumptions used in determining the fair value of investments)
Total Short-Term Securities
(Cost — $1,500,162) — 5.5%		1,500,162	The inputs or methodology used for valuing securities are not necessarily an indica-
			tion of the risk associated with investing in those securities. For information about
Total Investments (Cost — $43,658,360*) — 160.4%		43,837,776	the Trust’s policy regarding valuation of investments and other significant accounting
Other Assets Less Liabilities — 1.1%		313,698	policies, please refer to Note 1 of the Notes to Financial Statements.
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (1.8)%		(500,438)	The following table summarizes the inputs used as of October 31, 2009 in deter-
Preferred Shares, at Redemption Value — (59.7)%		(16,325,762)	mining the fair valuation of the Trust’s investments:
Net Assets Applicable to Common Shares — 100.0%	$ 27,325,274				Investments in
* The cost and unrealized appreciation (depreciation) of investments as of October 31,			Valuation Inputs		Securities
2009, as computed for federal income tax purposes, were as follows:					Assets
Aggregate cost	$ 42,995,563		Level 1 — Short-Term Securities		$ 1,200,162
Gross unrealized appreciation	$ 1,362,265		Level 2:
Gross unrealized depreciation		(1,020,052)	Long-Term Investments[1]		42,337,614
Net unrealized appreciation	$ 342,213		Short-Term Securities		300,000
(a) US government securities, held in escrow, are used to pay interest on this security			Total Level 2		42,637,614
as well as to retire the bond in full at the date indicated, typically at a premium			Level 3		—
to par.			Total		$ 43,837,776
			[1]	See above Schedule of Investments for values in each state or
See Notes to Financial Statements.			political subdivision.
28	SEMI-ANNUAL REPORT		OCTOBER 31, 2009

Schedule of Investments October 31, 2009 (Unaudited)			BlackRock Strategic Municipal Trust (BSD)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Alabama — 3.3%			Florida (concluded)
Courtland IDB, Alabama, RB, Champion International			Hillsborough County IDA, RB, National Gypsum, Series A,
Corp. Project, Series A, AMT, 6.70%, 11/01/29	$ 3,000 $	3,012,690	AMT, 7.13%, 4/01/30	$ 3,300 $	2,275,581
Arizona — 3.5%			Miami Beach Health Facilities Authority, Refunding RB,
Salt Verde Financial Corp., RB, Senior:			Mount Sinai Medical Center Florida, 6.75%, 11/15/21	1,245	1,252,794
5.00%, 12/01/32	1,455	1,301,061	Sumter Landing Community Development District, Florida,
5.00%, 12/01/37	1,320	1,122,792	RB, Sub-Series B, 5.70%, 10/01/38	1,565	1,127,849
San Luis Facility Development Corp., RB, Senior Lien					8,240,107
Project, Regional Detention Center:			Georgia — 1.2%
6.25%, 5/01/15	210	194,863	Metropolitan Atlanta Rapid Transit Authority, RB,
7.00%, 5/01/20	210	194,007	3rd Series, 5.00%, 7/01/39	1,095	1,118,509
7.25%, 5/01/27	420	383,153
			Guam — 1.1%
		3,195,876	Territory of Guam, GO, Series A:
California — 17.8%			6.00%, 11/15/19	200	208,258
Bay Area Toll Authority, RB, San Francisco Bay Area,			6.75%, 11/15/29	355	379,829
Series F 1, 5.63%, 4/01/44	720	775,411	7.00%, 11/15/39	365	394,507
California County Tobacco Securitization Agency, RB,					982,594
CAB, Stanislaus, Sub-Series C, 6.30%, 6/01/55 (a)	3,095	37,976
Los Angeles Unified School District, California, GO,			Illinois — 6.7%
Series D, 5.00%, 7/01/26	1,585	1,666,801	CenterPoint Intermodal Center Program Trust, Tax
San Francisco City & County Public Utilities			Allocation Bonds, Class A, 10.00%, 6/15/23 (d)	850	447,151
Commission, RB, Series B, 5.00%, 11/01/39	2,965	3,009,327	Illinois Educational Facilities Authority, RB, Northwestern
State of California, GO, Various Purpose:			University, 5.00%, 12/01/33	5,000	5,120,300
6.50%, 4/01/33	650	718,387	Illinois Finance Authority, RB:
(CIFG), 5.00%, 3/01/33	5,000	4,691,950	Friendship Village Schaumburg, Series A,
University of California, RB, Limited Project, Series B,			5.63%, 2/15/37	145	114,706
4.75%, 5/15/38	1,835	1,746,883	MJH Education Assistance IV, Sub-Series B,
West Valley-Mission Community College District, GO,			5.38%, 6/01/35 (e)(f)	300	21,300
Election of 2004, Series A (FSA), 4.75%, 8/01/30	3,350	3,368,995	Monarch Landing Inc. Facilities, Series A,
			7.00%, 12/01/37	575	287,500
		16,015,730
					5,990,957
Colorado — 6.6%
City of Colorado Springs Colorado, RB, Subordinate Lien,			Indiana — 1.7%
Improvement, Series C (FSA), 5.00%, 11/15/45	395	399,503	Indiana Finance Authority, RB:
Colorado Health Facilities Authority, RB, Series C (FSA),			Refunding, Duke Energy, Series C, 4.95%, 10/01/40	930	886,699
5.25%, 3/01/40	600	598,326	Sisters of St. Francis Health, 5.25%, 11/01/39 (b)	270	261,678
Colorado Health Facilities Authority, Refunding RB,			Indiana Municipal Power Agency, Indiana, RB, Indiana
Catholic Healthcare, Series A (b):			Muni Power Agency Series B, 6.00%, 1/01/39	350	375,462
5.50%, 7/01/34	680	692,709			1,523,839
5.00%, 7/01/39	800	752,872	Kentucky — 7.5%
Northwest Parkway Public Highway Authority, Colorado,			Kentucky Economic Development Finance Authority,
RB, CAB, Senior, Series B (FSA), 6.30%, 6/15/11 (a)(c)	10,000	3,063,200	Refunding RB, Norton Healthcare Inc., Series B (MBIA),
Park Creek Metropolitan District, Colorado, Refunding RB,			6.20%, 10/01/24 (a)	17,480	6,771,926
Senior, Limited Tax Property Tax, 5.50%, 12/01/37	440	407,475
			Maryland — 2.5%
		5,914,085	Maryland Community Development Administration,
Connecticut — 2.6%			RB, Residential, Series A, AMT, 4.70%, 9/01/37	2,500	2,269,300
Mashantucket Western Pequot Tribe, RB, Sub-Series A,			Michigan — 0.7%
5.50%, 9/01/28	1,500	785,955	Michigan State Hospital Finance Authority, Michigan,
Mashantucket Western Pequot Tribe, Refunding RB,			Refunding RB, Henry Ford Health System, Series A,
Sub-Series B, 5.75%, 9/01/27 (d)	3,000	1,587,420	5.25%, 11/15/46	730	633,158
		2,373,375	Missouri — 1.9%
District of Columbia — 0.5%			Missouri Joint Municipal Electric Utility Commission, RB,
Metroplitan Washington DC Airports Authority Dulles			Plum Point Project (MBIA), 4.60%, 1/01/36	2,110	1,736,235
Toll Road, RB, First Senior Lien, Series A:			Multi-State — 6.4%
5.00%, 10/01/39	160	159,820	Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (d)(g)	2,000	2,078,300
5.25%, 10/01/44	250	256,305	MuniMae TE Bond Subsidiary LLC, 7.50%, 6/30/49 (d)(g)	4,000	3,709,920
		416,125			5,788,220
Florida — 9.2%			Nevada — 1.0%
Arborwood Community Development District, Special			County of Clark Nevada, Refunding RB, Alexander
Assessment, Master Infrastructure Projects, Series B,			Dawson School, Nevada Project, 5.00%, 5/15/29	905	882,936
5.10%, 5/01/14	1,485	1,054,261
County of Orange Florida, Refunding RB,			New Jersey — 4.3%
4.75%, 10/01/32	2,640	2,529,622	Middlesex County Improvement Authority, RB, Subordinate,
			Heldrich Center Hotel, Series B, 6.25%, 1/01/37	645	118,654
See Notes to Financial Statements.
SEMI-ANNUAL REPORT			OCTOBER 31, 2009		29

Schedule of Investments (continued)				BlackRock Strategic Municipal Trust (BSD)
				(Percentages shown are based on Net Assets)
		Par			Par
Municipal Bonds		(000)	Value	Municipal Bonds	(000)	Value
New Jersey (concluded)				Texas — 16.9%
New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/24	$ 2,480 $		2,367,160	Brazos River Authority, Refunding RB, AMT:
New Jersey State Turnpike Authority, RB, Series E,				TXU Electric Co. Project, Series C, 5.75%, 5/01/36 $	730 $	657,475
5.25%, 1/01/40		1,355	1,416,070	TXU Electric, Series A, 8.25%, 10/01/30	730	435,248
			3,901,884	City of Houston Texas, Refunding RB, Combined,
				First Lien, Series A (AGC), 6.00%, 11/15/35	2,730	3,103,355
New York — 3.9%				Harris County-Houston Sports Authority,
Albany Industrial Development Agency, RB, New				Refunding RB, CAB, Senior Lien, Series A (MBIA),
Covenant Charter School Project, Series A,				6.17%, 11/15/38 (a)	4,750	577,172
7.00%, 5/01/35		315	199,590	Houston Texas Airport Systems, Refunding ARB,
New York City Industrial Development Agency, RB,				Senior Lien, Series A, 5.50%, 7/01/39	485	503,062
American Airlines, JFK International Airport, AMT,				La Joya ISD, Texas, GO, 5.00%, 2/15/34	4,060	4,149,280
7.75%, 8/01/31		3,000	2,895,810	La Vernia Higher Education Finance Corp., RB, KIPP Inc.,
New York Liberty Development Corp., RB, Goldman				6.38%, 8/15/44 (b)	500	495,450
Sachs Headquarters, 5.25%, 10/01/35		465	454,928	North Texas Tollway Authority, Refunding RB, Second Tier,
			3,550,328	Series F, 6.13%, 1/01/31	1,025	1,064,545
North Carolina — 1.9%				State of Texas, GO, Refunding, Water Financial
North Carolina Eastern Municipal Power Agency,				Assistance, 5.75%, 8/01/22	500	516,570
North Carolina, RB, Series B, 5.00%, 1/01/26		700	712,837	Texas State Turnpike Authority, RB, CAB (AMBAC),
North Carolina Medical Care Commission, RB, Duke				6.05%, 8/15/31 (a)	15,000	3,745,050
University Health System, Series A (b):						15,247,207
5.00%, 6/01/39		200	197,858	Utah — 1.0%
5.00%, 6/01/42		440	431,653	City of Riverton Utah, RB, IHC Health Services Inc.,
North Carolina Municipal Power Agency, RB, Number 1				5.00%, 8/15/41 (b)	880	852,702
Catawba, North Carolina, Series A, 5.00%, 1/01/30		340	342,965
				Virginia — 3.4%
			1,685,313	City of Norfolk Virginia, Refunding RB, Series B (AMBAC),
Ohio — 2.5%				5.50%, 2/01/31	420	400,735
Buckeye Tobacco Settlement Financing Authority,				University of Virginia, Refunding RB, 5.00%, 6/01/40	2,500	2,637,300
RB, Asset-Backed, Senior, Turbo, Series A-2,						3,038,035
6.50%, 6/01/47		1,880	1,514,491
County of Montgomery Ohio, Refunding RB, Catholic				Washington — 0.7%
Healthcare, Series A, 5.00%, 5/01/39 (b)		800	756,424	County of King Washington, Refunding RB (FSA),
				5.00%, 1/01/36	620	632,152
			2,270,915
				Wisconsin — 4.9%
Oklahoma — 1.3%				Wisconsin Health & Educational Facilities Authority,
Tulsa Municipal Airport Trust Trustees, Oklahoma,				RB, Ascension Health Senior Credit, Series A,
Refunding RB, Series A, AMT, 7.75%, 6/01/35		1,225	1,167,401	5.00%, 11/15/31	4,330	4,383,692
Pennsylvania — 10.7%				Wyoming — 1.2%
Allegheny County Hospital Development Authority, RB,				County of Sweetwater, Wyoming, Refunding RB, Idaho
Health System, West Pennsylvania, Series A,				Power Co Project, 5.25%, 7/15/26	975	1,009,028
5.00%, 11/15/13		1,750	1,675,870	Wyoming Municipal Power Agency, Wyoming, RB,
Pennsylvania Economic Development Financing				Series A, 5.00%, 1/01/42	95	91,181
Authority, RB:
Amtrak Project, Series A, AMT, 6.13%, 11/01/21		700	705,712			1,100,209
Amtrak Project, Series A, AMT, 6.25%, 11/01/31		1,000	1,008,720	Total Municipal Bonds — 133.3%		120,042,557
Amtrak Project, Series A, AMT, 6.50%, 11/01/16		1,000	1,023,080
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40 (a)(b)		600	595,866
Reliant Energy, Series A-12-22-04, AMT,				Municipal Bonds Transferred to
6.75%, 12/01/36		2,000	2,041,740	Tender Option Bond Trusts (h)
Pennsylvania HFA, RB, Series 97A, AMT, 4.60%, 10/01/27		420	393,910
Pennsylvania Turnpike Commission, RB, Sub-Series B,				Alabama — 0.8%
5.25%, 6/01/39		2,175	2,163,886	Alabama Special Care Facilities Financing Authority-
				Birmingham, Refunding RB, Ascension Health Senior
			9,608,784	Credit, Series C-2, 5.00%, 11/15/36	760	761,015
Puerto Rico — 2.1%				California — 2.5%
Puerto Rico Sales Tax Financing Corp., RB,				California Educational Facilities Authority, RB, University of
First Sub-Series A, 6.50%, 8/01/44		1,770	1,914,255	Southern California, Series A, 5.25%, 10/01/39	855	901,008
South Carolina — 3.3%				Los Angeles Community College District, California, GO,
South Carolina Jobs-EDA, RB, Palmetto Health, Series C,				Election 2001, Series A (FSA), 5.00%, 8/01/32	740	759,551
7.00%, 8/01/13 (c)		2,500	2,954,022	San Diego Community College District, California, GO,
South Dakota — 1.0%				Election of 2002, 5.25%, 8/01/33	553	580,974
South Dakota Health & Educational Facilities Authority,						2,241,533
South Dakota, RB, Sanford Health, 5.00%, 11/01/40		910	869,996	Colorado — 2.2%
				Colorado Health Facilities Authority, RB, Catholic
				Health (FSA):
				Series C3, 5.10%, 10/01/41	1,210	1,222,463
				Series C7, 5.00%, 9/01/36	780	786,451
See Notes to Financial Statements.						2,008,914
30	SEMI-ANNUAL REPORT			OCTOBER 31, 2009

Schedule of Investments (concluded)			BlackRock Strategic Municipal Trust (BSD)
			(Percentages shown are based on Net Assets)
Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (h)	(000)	Value
Connecticut — 3.6%			(b) When-issued security.
Connecticut State Health & Educational Facility Authority,
RB, Yale University:					Unrealized
Series T1, 4.70%, 7/01/29	$ 1,580 $	1,665,162	Counterparty	Value	Depreciation
Series X3, 4.85%, 7/01/37	1,540	1,602,924	Citibank NA	$ 629,511	$ (3,970)
		3,268,086	JPMorgan Securities, Inc.	$ 852,702	$ (13,455)
Illinois — 1.6%			Jeffries & Co.	$ 595,866	$ (10,008)
Chicago New Public Housing Authority, Illinois,			Merrill Lynch & Co.	$ 261,678	$ (386)
Refunding RB (FSA), 5.00%, 7/01/24	1,424	1,460,883	Morgan Stanley Capital Services, Inc.	$2,202,005	$ (36,060)
			RBC Capital	$ 371,588	$ (2,062)
Massachusetts — 2.2%			S. Nicolaus & Co.	$ 123,862	$ (688)
Massachusetts Water Resources Authority, Refunding RB,
Generation, Series A, 5.00%, 8/01/41	1,980	2,007,027	(c) US government securities, held in escrow, are used to pay interest on this security as
New Hampshire — 0.8%			well as to retire the bond in full at the date indicated, typically at a premium to par.
New Hampshire Health & Education Facilities Authority,			(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
Refunding RB, Dartmouth College, 5.25%, 6/01/39	645	689,763	These securities may be resold in transactions exempt from registration to qualified
New York — 0.6%			institutional investors.
New York City Municipal Water Finance Authority, RB,			(e) Issuer filed for bankruptcy and/or is in default of interest payments.
Series FF-2, 5.50%, 6/15/40	510	552,673	(f) Non-income producing security.
Tennessee — 1.5%			(g) Security represents a beneficial interest in a trust. The collateral deposited into the
Shelby County Health Educational & Housing Facilities			trust is federally tax-exempt revenue bonds issued by various state or local govern-
Board, Refunding RB, Saint Jude’s Children’s Research			ments, or their respective agencies or authorities. The security is subject to remarket-
Hospital, 5.00%, 7/01/31	1,280	1,299,482	ing prior to its stated maturity and is subject to mandatory redemption at maturity.
Texas — 2.5%			(h) Securities represent bonds transferred to a tender option bond trust in exchange for
County of Harris Texas, RB, Senior Lien, Toll Road,			which the Trust acquired residual interest certificates. These securities serve as col-
Series A, 5.00%, 8/15/38	2,140	2,201,632	lateral in a financing transaction. See Note 1 of the Notes to Financial Statements
Virginia — 3.4%			for details of municipal bonds transferred to tender option bond trusts.
Virginia HDA, RB, Sub-Series H-1 (MBIA), 5.35%, 7/01/31	1,125	1,136,711	(i) Investments in companies considered to be an affiliate of the Trust, for purposes of
University of Virginia, Refunding RB, 5.00%, 6/01/40	1,790	1,888,307	Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
		3,025,018
				Net
Washington — 3.8%			Affiliate	Activity	Income
Central Puget Sound Regional Transportation Authority,
Washington, RB, Series A (FSA), 5.00%, 11/01/32	900	928,556	FFI Institutional Tax-Exempt Fund	$5,498,900	$ 5,284
State of Washington, GO, Various Purpose, Series E,			(j) Represents the current yield as of report date.
5.00%, 2/01/34	2,400	2,498,592
			• Fair Value Measurements — Various inputs are used in determining the fair value of
		3,427,148	investments, which are as follows:
Total Municipal Bonds Transferred to			• Level 1 — price quotations in active markets/exchanges for identical assets
Tender Option Bond Trusts — 25.5%		22,943,174	and liabilities
Total Long-Term Investments			• Level 2 — other observable inputs (including, but not limited to: quoted prices for
(Cost — $149,713,666) — 158.8%	142,985,731		similar assets or liabilities in markets that are active, quoted prices for identical
			or similar assets or liabilities in markets that are not active, inputs other than
			quoted prices that are observable for the assets or liabilities (such as interest
Short-Term Securities	Shares		rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and
FFI Institutional Tax-Exempt Fund, 0.23% (i)(j)	5,800,097	5,800,097	default rates) or other market-corroborated inputs)
Total Short-Term Securities			• Level 3 — unobservable inputs based on the best information available in the
(Cost — $5,800,097) — 6.4%		5,800,097	circumstances, to the extent observable inputs are not available (including the
			Trust’s own assumptions used in determining the fair value of investments)
Total Investments (Cost — $155,513,763*) — 165.2%	148,785,828
Liabilities in Excess of Other Assets — (3.6)%		(3,239,095)	The inputs or methodology used for valuing securities are not necessarily an indica-
Liability for Trust Certificates, Including Interest			tion of the risk associated with investing in those securities. For information about
Expense and Fees Payable — (13.9)%		(12,517,480)	the Trust’s policy regarding valuation of investments and other significant accounting
Preferred Shares, at Redemption Value — (47.7)%		(42,977,011)	policies, please refer to Note 1 of the Notes to Financial Statements.
Net Assets Applicable to Common Shares — 100.0%	$ 90,052,242		The following table summarizes the inputs used as of October 31, 2009 in deter-
			mining the fair valuation of the Trust’s investments:
* The cost and unrealized appreciation (depreciation) of investments as of October 31,
2009, as computed for federal income tax purposes, were as follows:					Investments in
Aggregate cost	$142,568,551		Valuation Inputs		Securities
Gross unrealized appreciation	$ 3,047,423				Assets
Gross unrealized depreciation		(9,336,529)	Level 1 — Short-Term Securities		$ 5,800,097
Net unrealized depreciation	$ (6,289,106)		Level 2 — Long-Term Investments[1]		142,985,731
			Level 3		—
(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of			Total		$148,785,828
report date.
			[1]	See above Schedule of Investments for values in each state or
			political subdivision.
See Notes to Financial Statements.
SEMI-ANNUAL REPORT			OCTOBER 31, 2009		31

Statements of Assets and Liabilities
		BlackRock	BlackRock			BlackRock	BlackRock
		Investment	Long-Term	BlackRock	BlackRock	Pennsylvania	Strategic
		Quality	Municipal	Municipal	Municipal	Strategic	Municipal
		Municipal Trust Inc.	Advantage Trust	2020 Term Trust	Income Trust	Municipal Trust	Trust
October 31, 2009 (Unaudited)		(BKN)	(BTA)	(BKK)	(BFK)	(BPS)	(BSD)
Assets
Investments at value — unaffiliated[1]		$ 355,874,764	$ 227,637,202	$ 448,721,372	$ 897,474,178	$ 42,637,614	$ 142,985,731
Investments at value — affiliated[2]		6,700,551	2,200,175	3,400,644	17,102,993	1,200,162	5,800,097
Cash		93,687	84,434	36,949	29,990	92,728	51,157
Cash collateral on financial futures contracts		215,520	108,000	—	—	25,920	69,120
Interest receivable		5,617,266	3,973,157	7,676,267	14,841,184	695,369	2,274,953
Investments sold receivable		290,766	65,966	115,000	403,412	—	85,000
Income receivable — affiliated		215	71	180	632	25	41
Prepaid expenses		45,372	39,289	50,918	124,733	3,311	19,211
Other assets		46,441	10,690	37,362	141,667	3,870	8,791
Total assets		368,884,582	234,118,984	460,038,692	930,118,789	44,658,999	151,294,101
Accrued Liabilities
Investments purchased payable		9,743,410	4,990,350	3,195,080	28,580,351	313,763	5,103,843
Income dividends payable — Common Shares		1,381,605	767,346	1,259,730	3,482,298	129,501	510,248
Investment advisory fees payable		111,626	77,653	201,060	439,338	23,178	77,411
Administration fees payable		47,921	—	—	—	—	—
Officer’s and Trustees’ fees payable		47,728	11,842	38,802	142,637	4,703	9,837
Interest expense and fees payable		11,336	290,873	32	65,825	438	11,097
Other affiliates payable		—	1,416	2,904	5,700	273	829
Other accrued expenses payable		93,237	64,347	67,482	129,140	36,107	45,200
Total accrued liabilities		11,436,863	6,203,827	4,765,090	32,845,289	507,963	5,758,465
Other Liabilities
Trust certificates[3]		11,137,401	84,715,000	3,750,000	68,583,502	500,000	12,506,383
Total Liabilities		22,574,264	90,918,827	8,515,090	101,428,791	1,007,963	18,264,848
Preferred Shares at Redemption Value
$25,000 per share liquidation preference, plus
unpaid dividends[4,5]		125,957,367	—	173,861,498	270,890,746	16,325,762	42,977,011
Net Assets Applicable to Common Shareholders		$ 220,352,951	$ 143,200,157	$ 277,662,104	$ 557,799,252	$ 27,325,274	$ 90,052,242
Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[6,7,8]		$ 235,595,564	$ 190,789,578	$ 287,184,576	$ 629,126,544	$ 28,487,095	$ 103,356,106
Undistributed net investment income		4,298,198	2,096,277	7,216,555	9,415,169	511,714	1,357,329
Accumulated net realized loss		(10,750,590)	(34,054,981)	(1,692,353)	(48,530,769)	(1,852,951)	(7,933,258)
Net unrealized appreciation/depreciation		(8,790,221)	(15,630,717)	(15,046,674)	(32,211,692)	179,416	(6,727,935)
Net Assets Applicable to Common Shareholders		$ 220,352,951	$ 143,200,157	$ 277,662,104	$ 557,799,252	$ 27,325,274	$ 90,052,242
Net asset value per Common Share.		$ 13.00	$ 10.73	$ 13.72	$ 12.59	$ 13.50	$ 12.35
[1] Investments at cost — unaffiliated		$ 364,664,985	$ 243,267,919	$ 463,768,046	$ 929,685,870	$ 42,458,198	$ 149,713,666
[2] Investments at cost — affiliated		$ 6,700,551	$ 2,200,175	$ 3,400,644	$ 17,102,993	$ 1,200,162	$ 5,800,097
[3] Represents short-term floating rate certificates
issued by tender option bond trusts.
[4] Preferred Shares outstanding, par value $0.001
per share		5,038	—	6,954	10,835	653	1,719
[5] Preferred Shares authorized		5,862	—	Unlimited	Unlimited	Unlimited	Unlimited
[6] Par value per Common Share		$ 0.01	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
[7] Common Shares outstanding		16,952,209	13,345,152	20,236,628	44,304,048	2,023,459	7,289,261
[8] Common Shares authorized		200 Million	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
See Notes to Financial Statements.
32	SEMI-ANNUAL REPORT			OCTOBER 31, 2009

Statements of Operations
	BlackRock	BlackRock			BlackRock	BlackRock
	Investment	Long-Term	BlackRock	BlackRock	Pennsylvania	Strategic
	Quality	Municipal	Municipal	Municipal	Strategic	Municipal
	Municipal Trust Inc.	Advantage Trust	2020 Term Trust	Income Trust	Municipal Trust	Trust
Six Months Ended October 31, 2009 (Unaudited)	(BKN)	(BTA)	(BKK)	(BFK)	(BPS)	(BSD)
Investment Income
Interest	$ 10,372,659	$ 5,986,924	$ 12,635,227	$ 26,212,488	$ 1,122,357	$ 4,198,107
Income — affiliated	18,481	5,379	7,362	27,189	320	5,739
Total income	10,391,140	5,992,303	12,642,589	26,239,677	1,122,677	4,203,846
Expenses
Investment advisory	616,789	693,939	1,114,565	2,621,786	129,461	428,090
Administration	264,337	—	—	—	—	—
Commissions for Preferred Shares	94,092	—	126,440	200,788	10,570	30,523
Accounting services	32,633	21,894	31,993	62,475	2,063	14,189
Professional	26,746	20,580	26,707	45,738	18,145	24,341
Printing	24,030	11,207	32,023	59,481	3,982	10,994
Officer and Trustees	19,387	9,893	20,646	49,768	2,315	6,650
Transfer agent	18,409	5,688	15,318	21,706	21,796	9,555
Custodian	10,486	6,949	12,040	22,068	2,476	4,679
Registration	4,759	4,514	4,452	7,713	410	4,392
Miscellaneous	36,444	20,826	30,906	63,697	12,952	17,898
Total expenses excluding interest expense and fees	1,148,112	795,490	1,415,090	3,155,220	204,170	551,311
Interest expense and fees[1]	33,973	450,626	11,319	148,951	1,107	25,688
Total expenses	1,182,085	1,246,116	1,426,409	3,304,171	205,277	576,999
Less fees waived by advisor	(7,501)	(279,876)	(2,680)	(335,327)	(1,214)	(2,936)
Total expenses after fees waived	1,174,584	966,240	1,423,729	2,968,844	204,063	574,063
Net investment income	9,216,556	5,026,063	11,218,860	23,270,833	918,614	3,629,783
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,214,375)	(4,818,330)	661,933	(4,533,202)	(302,629)	(1,766,883)
Financial futures contracts	(20,793)	(72,394)	—	783,056	15,072	47,203
	(1,235,168)	(4,890,724)	661,933	(3,750,146)	(287,557)	(1,719,680)
Change in unrealized appreciation/depreciation
on investments	23,268,143	20,456,932	30,215,774	83,687,222	3,367,365	11,430,362
Total realized and unrealized gain	22,032,975	15,566,208	30,877,707	79,937,076	3,079,808	9,710,682
Dividends to Preferred Shareholders From
Net investment income	(329,664)	—	(447,238)	(720,090)	(42,683)	(116,020)
Net Increase in Net Assets Applicable to Common
Shareholders Resulting from Operations	$ 30,919,867	$ 20,592,271	$ 41,649,329	$ 102,487,819	$ 3,955,739	$ 13,224,445
[1] Related to tender option bond trusts.
See Notes to Financial Statements.
SEMI-ANNUAL REPORT				OCTOBER 31, 2009		33

Statements of Changes in Net Assets
	BlackRock Investment Quality Municipal Trust Inc. (BKN)			BlackRock Long-Term Municipal Advantage Trust (BTA)
	Six Months	Period		Six Months	Period
	Ended	November 1,		Ended	November 1,
	October 31,	2008	Year Ended	October 31,	2008	Year Ended
	2009	to April 30,	October 31,	2009	to April 30,	October 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009	2008	(Unaudited)	2009	2008
Operations
Net investment income	$ 9,216,556	$ 8,544,311	$ 18,150,327	$ 5,026,063	$ 4,504,862	$ 10,760,652
Net realized loss	(1,235,168)	(4,525,056)	(4,205,572)	(4,890,724)	(6,911,767)	(22,180,142)
Net change in unrealized appreciation/depreciation	23,268,143	20,121,215	(62,760,434)	20,456,932	19,507,695	(48,552,418)
Dividends to Preferred Shareholders from
net investment income	(329,664)	(776,524)	(5,278,893)	—	—	—
Net increase (decrease) in net assets applicable to
Common Shareholders resulting from operations	30,919,867	23,363,946	(54,094,572)	20,592,271	17,100,790	(59,971,908)
Dividends to Common Shareholders From
Net investment income	(7,665,264)	(6,741,319)	(15,020,485)	(4,470,626)	(4,403,900)	(8,807,800)
Capital Share Transactions
Reinvestment of common dividends	287,284	—	2,031,105	—	—	—
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets	23,541,887	16,622,627	(67,083,952)	16,121,645	12,696,890	(68,779,708)
Beginning of period	196,811,064	180,188,437	247,272,389	127,078,512	114,381,622	183,161,330
End of period	$ 220,352,951	$ 196,811,064	$ 180,188,437	$ 143,200,157	$ 127,078,512	$ 114,381,622
Undistributed net investment income	$ 4,298,198	$ 3,076,570	$ 2,054,424	$ 2,096,277	$ 1,540,840	$ 1,424,388
	BlackRock Municipal 2020 Term Trust (BKK)			BlackRock Municipal income Trust (BFK)
	Six Months	Period		Six Months	Period
	Ended	January 1,		Ended	November 1,
	October 31,	2009	Year Ended	October 31,	2008	Year Ended
	2009	to April 30,	December 31,	2009	to April 30,	October 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009	2008	(Unaudited)	2009	2008
Operations
Net investment income	$ 11,218,860	$ 7,064,504	$ 22,005,731	$ 23,270,833	$ 22,838,597	$ 49,640,897
Net realized gain (loss)	661,933	48,391	54,030	(3,750,146)	(2,136,165)	(9,708,923)
Net change in unrealized appreciation/depreciation	30,215,774	28,473,603	(86,853,534)	83,687,222	28,233,438	(184,440,555)
Dividends to Preferred Shareholders from
net investment income	(447,238)	(448,388)	(5,989,683)	(720,090)	(1,535,815)	(13,027,692)
Net increase (decrease) in net assets applicable to
Common Shareholders resulting from operations	41,649,329	35,138,110	(70,783,456)	102,487,819	47,400,055	(157,536,273)
Dividends to Common Shareholders From
Net investment income	(7,558,381)	(5,038,920)	(15,116,761)	(20,435,847)	(18,194,578)	(40,311,763)
Capital Share Transactions
Reinvestment of common dividends	—	—	—	933,743	319,545	2,155,812
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets	34,090,948	30,099,190	(85,900,217)	82,985,715	29,525,022	(195,692,224)
Beginning of period	243,571,156	213,471,966	299,372,183	474,813,537	445,288,515	640,980,739
End of period	$ 277,662,104	$ 243,571,156	$ 213,471,966	$ 557,799,252	$ 474,813,537	$ 445,288,515
Undistributed net investment income	$ 7,216,555	$ 4,003,314	$ 2,426,118	$ 9,415,169	$ 7,300,273	$ 4,201,196
See Notes to Financial Statements.
34	SEMI-ANNUAL REPORT			OCTOBER 31, 2009

Statements of Changes in Net Assets (concluded)
	BlackRock Pennsylvania Strategic Municipal Trust (BPS)			BlackRock Strategic Municipal Trust (BSD)
	Six Months	Period		Six Months	Period
	Ended	January 1,		Ended	January 1,
	October 31,	2009	Year Ended	October 31,	2009	Year Ended
	2009	to April 30,	December 31,	2009	to April 30,	December 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009	2008	(Unaudited)	2009	2008
Operations
Net investment income	$ 918,614	$ 540,466	$ 1,801,648	$ 3,629,783	$ 2,354,066	$ 7,433,389
Net realized loss	(287,557)	(220,388)	(1,066,925)	(1,719,680)	(202,367)	(4,074,584)
Net change in unrealized appreciation/depreciation	3,367,365	2,311,593	(5,698,117)	11,430,362	7,424,734	(27,351,787)
Dividends to Preferred Shareholders from net
investment income	(42,683)	(42,935)	(573,868)	(116,020)	(121,851)	(1,866,936)
Net increase (decrease) in net assets applicable to
Common Shareholders resulting from operations	3,955,739	2,588,736	(5,537,262)	13,224,445	9,454,582	(25,859,918)
Dividends to Common Shareholders From
Net investment income	(653,577)	(364,223)	(1,244,164)	(3,006,554)	(1,822,006)	(5,920,231)
Capital Share Transactions
Reinvestment of common dividends	—	—	19,724	14,173	—	86,152
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets	3,302,162	2,224,513	(6,761,702)	10,232,064	7,632,576	(31,693,997)
Beginning of period	24,023,112	21,798,599	28,560,301	79,820,178	72,187,602	103,881,599
End of period	$ 27,325,274	$ 24,023,112	$ 21,798,599	$ 90,052,242	$ 79,820,178	$ 72,187,602
Undistributed net investment income	$ 511,714	$ 289,360	$ 156,046	$ 1,357,329	$ 850,120	$ 444,294
See Notes to Financial Statements.
SEMI-ANNUAL REPORT				OCTOBER 31, 2009		35

Statement of Cash Flows		BlackRock Long-Term Municipal Advantage Trust (BTA)
Six Months Ended October 31, 2009 (Unaudited)
Cash Used for Operating Activities
Net increase in net assets resulting from operations		$ 20,592,271
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Decrease in interest receivable		73,219
Increase in other assets		(2,501)
Increase in income receivable — affiliated		(10)
Increase in investment advisory fees payable		16,857
Decrease in interest expense and fees payable		(257,667)
Increase in other affiliates payable		639
Decrease in accrued expenses payable		(18,968)
Increase in Officer’s and Trustees’ fees payable		2,790
Net realized and unrealized gain		(15,638,602)
Amortization of premium and discount on investments		217,314
Cash held as collateral		(108,000)
Proceeds from sales and paydowns of long-term investments		46,398,151
Purchases of long-term investments		(51,591,175)
Net purchases of short-term securities		(799,990)
Cash used for operating activities		(1,115,672)
Cash Provided by Financing Activities
Cash receipts from trust certificates		8,105,000
Cash payments from trust certificates		(2,525,000)
Cash dividends paid to Common Shareholders		(4,437,263)
Cash provided by financing activities		1,142,737
Cash
Net increase in cash		27,065
Cash at beginning of period		57,369
Cash at end of period		$ 84,434
Cash Flow Information
Cash paid during the period for interest		$ 708,293
A Statement of Cash Flows is presented when a Trust had a significant amount of borrowing during the period based on the average borrowing outstanding in relation to total assets.
See Notes to Financial Statements.
36	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Financial Highlights				BlackRock Investment Quality Municipal Trust Inc. (BKN)
	Six Months	Period
	Ended	November 1,
	October 31,	2008 to
	2009	April 30,		Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 11.63	$ 10.64	$ 14.73	$ 15.79	$ 15.59	$ 15.71	$ 15.28
Net investment income	0.54[1]	0.50[1]	1.08[1]	1.08	1.10	1.14	1.17
Net realized and unrealized gain (loss)	1.32	0.94	(3.97)	(0.79)	0.44	(0.11)	0.26
Dividends to Preferred Shareholders from
net investment income	(0.02)	(0.05)	(0.31)	(0.32)	(0.28)	(0.19)	(0.09)
Net increase (decrease) from investment operations	1.84	1.39	(3.20)	(0.03)	1.26	0.84	1.34
Dividends to Common Shareholders from
net investment income	(0.47)	(0.40)	(0.89)	(1.03)	(1.06)	(0.96)	(0.91)
Net asset value, end of period	$ 13.00	$ 11.63	$ 10.64	$ 14.73	$ 15.79	$ 15.59	$ 15.71
Market price, end of period	$ 13.56	$ 11.35	$ 10.25	$ 16.35	$ 18.97	$ 16.62	$ 15.12
Total Investment Return[2]
Based on net asset value	15.88%[3]	13.63%[3]	(22.93)%	(0.95)%	7.38%	5.34%	9.48%
Based on market price	23.85%[3]	15.12%[3]	(33.11)%	(8.49)%	21.06%	16.68%	12.91%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.11%[5]	1.29%[5]	1.19%	1.08%	1.09%	1.08%	1.08%
Total expenses after fees waived and before fees
paid indirectly[4]	1.10%[5]	1.28%[5]	1.19%	1.07%	1.09%	1.08%	1.08%
Total expenses after fees waived and paid indirectly[4]	1.10%[5]	1.28%[5]	1.17%	1.07%	1.09%	1.08%	1.08%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[4,6]	1.07%[5]	1.20%[5]	1.07%	1.07%	1.09%	1.08%	1.08%
Net investment income[4]	8.64%[5]	9.53%[5]	7.84%	7.06%	7.09%	7.21%	7.59%
Dividends to Preferred Shareholders	0.31%[5]	0.87%[5]	2.28%	2.07%	1.81%	1.17%	0.60%
Net investment income to Common Shareholders	8.33%[5]	8.66%[5]	5.56%	4.99%	5.28%	6.04%	9.66%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 220,353	$ 196,811	$ 180,188	$ 247,272	$ 263,878	$ 260,494	$ 262,475
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)	$ 125,950	$ 126,950	$ 126,950	$ 146,550	$ 146,550	$ 146,550	$ 146,550
Portfolio turnover	22%	26%	26%	17%	82%	77%	52%
Asset coverage per Preferred Share at $25,000 liquidation
preference, end of period	$ 68,740	$ 63,762	$ 60,495	$ 67,185	$ 70,054	$ 69,465	$ 69,790
[1] Based on average shares outstanding.
[2] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
[5] Annualized.
[6] Interest expense and fees related to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
See Notes to Financial Statements.
SEMI-ANNUAL REPORT				OCTOBER 31, 2009			37

Financial Highlights			BlackRock Long-Term Municipal Advantage Trust (BTA)
		Six Months	Period			Period
		Ended	November 1,			February 28,
		October 31,	2008 to	Year Ended		2006[1] to
				October 31,
		2009	April 30,			October 31,
		(Unaudited)	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period		$ 9.52	$ 8.57	$ 13.72	$ 14.89	$ 14.33[2]
Net investment income		0.38[3]	0.34[3]	0.81[3]	0.70	0.45
Net realized and unrealized gain (loss)		1.17	0.94	(5.30)	(1.15)	0.62
Net increase (decrease) from investment operations		1.55	1.28	(4.49)	(0.45)	1.07
Dividends from net investment income		(0.34)	(0.33)	(0.66)	(0.72)	(0.48)
Capital charges with respect to issuance of Common Shares		—	—	—	—	(0.03)
Net asset value, end of period		$ 10.73	$ 9.52	$ 8.57	$ 13.72	$ 14.89
Market price, end of period		$ 9.88	$ 8.79	$ 8.40	$ 12.14	$ 14.70
Total Investment Return[4]
Based on net asset value		16.69%[5]	15.78%[5]	(33.64)%	(2.93)%	7.48%[5]
Based on market price		16.37%[5]	9.06%[5]	(26.49)%	(13.00)%	1.40%[5]
Ratios to Average Net Assets
Total expenses		1.80%[6]	2.95%[6]	4.00%	4.69%	4.55%[6]
Total expenses after fees waived and before fees paid indirectly		1.39%[6]	2.55%[6]	3.60%	4.29%	4.14%[6]
Total expenses after fees waived and paid indirectly		1.39%[6]	2.55%[6]	3.60%	4.29%	4.11%[6]
Total expenses after fees waived and paid indirectly and excluding interest expense
and fees[7]		0.74%[6]	0.82%[6]	0.83%	0.89%	0.97%[6]
Net investment income		7.24%[6]	7.88%[6]	6.56%	4.87%	4.79%[6]
Supplemental Data
Net assets, end of period (000)		$ 143,200	$ 127,079	$ 114,382	$ 183,161	$ 198,137
Portfolio turnover		21%	15%	16%	39%	20%
[1] Commencement of operations. This information includes the initial investment of BlackRock Funding, Inc.
[2] Net asset value, beginning of period, reflects a deduction of $0.675 per sales charge from the initial offering price of $15.00 per share.
[3] Based on average shares outstanding.
[4] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5] Aggregate total investment return.
[6] Annualized.
[7] Interest expense and fees related to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
See Notes to Financial Statements.
38	SEMI-ANNUAL REPORT		OCTOBER 31, 2009

Financial Highlights				BlackRock Municipal 2020 Term Trust (BKK)
	Six Months	Period
	Ended	January 1,
	October 31,	2009 to
	2009	April 30,		Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 12.04	$ 10.55	$ 14.79	$ 15.77	$ 15.28	$ 14.85	$ 14.51
Net investment income	0.55[1]	0.35[1]	1.09[1]	1.12	1.10	1.11	1.10
Net realized and unrealized gain (loss)	1.52	1.41	(4.28)	(0.97)	0.48	0.39	0.28
Dividends to Preferred Shareholders from
net investment income	(0.02)	(0.02)	(0.30)	(0.33)	(0.29)	(0.20)	(0.10)
Net increase (decrease) from investment operations	2.05	1.74	(3.49)	(0.18)	1.29	1.30	1.28
Dividends to Common Shareholders from
net investment income	(0.37)	(0.25)	(0.75)	(0.80)	(0.80)	(0.87)	(0.94)
Net asset value, end of period	$ 13.72	$ 12.04	$ 10.55	$ 14.79	$ 15.77	$ 15.28	$ 14.85
Market price, end of period	$ 14.47	$ 12.70	$ 10.57	$ 13.60	$ 15.77	$ 14.00	$ 15.02
Total Investment Return[2]
Based on net asset value	17.08%[3]	16.39%[3]	(24.57)%	(1.16)%	8.72%	8.98%	8.98%
Based on market price	17.06%[3]	22.54%[3]	(17.81)%	(9.11)%	18.66%	(1.28)%	6.63%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.07%[5]	1.23%[5]	1.12%	1.06%	1.07%	1.09%	1.09%
Total expenses after fees waived and paid indirectly[4]	1.06%[5]	1.23%[5]	1.12%	1.05%	1.07%	1.08%	1.09%
Total expenses after fees waived and paid indirectly and
excluding interest expense and fees[4,6]	1.06%[5]	1.21%[5]	1.10%	1.05%	1.07%	1.08%	1.09%
Net investment income[4]	8.44%[5]	9.28%[5]	8.01%	7.27%	7.09%	7.27%	7.67%
Dividends to Preferred Shareholders	0.34%[5]	0.59%[5]	2.18%	2.14%	1.89%	1.34%	0.72%
Net investment income to Common Shareholders	8.10%[5]	8.69%[5]	5.83%	5.13%	5.20%	5.93%	6.95%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 277,662	$ 243,571	$ 213,472	$ 299,372	$ 319,131	$ 309,146	$ 300,518
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)	$ 173,850	$ 173,850	$ 173,850	$ 177,600	$ 177,600	$ 177,600	$ 177,600
Portfolio turnover	4%	1%	5%	4%	12%	14%	51%
Asset coverage per Preferred Share at $25,000 liquidation
preference, end of period	$ 64,930	$ 60,027	$ 55,703	$ 67,154	$ 69,937	$ 68,527	$ 67,307
[1] Based on average shares outstanding.
[2] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
[5] Annualized.
[6] Interest expense and fees related to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
See Notes to Financial Statements.
SEMI-ANNUAL REPORT				OCTOBER 31, 2009			39

Financial Highlights						BlackRock Municipal Income Trust (BFK)
		Six Months	Period
		Ended	November 1,
		October 31,	2008 to
		2009	April 30,		Year Ended October 31,
		(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period		$ 10.74	$ 10.08	$ 14.55	$ 15.37	$ 14.71	$ 14.26	$ 13.87
Net investment income		0.53[1]	0.52[1]	1.12[1]	1.11	1.14	1.18	1.19
Net realized and unrealized gain (loss)		1.80	0.58	(4.38)	(0.63)	0.78	0.43	0.26
Dividends and distributions to Preferred Shareholders from:
Net investment income		(0.02)	(0.03)	(0.30)	(0.31)	(0.27)	(0.18)	(0.09)
Net realized gain		—	—	—	(0.00)[2]	—	—	—
Net increase (decrease) from investment operations		2.31	1.07	(3.56)	0.17	1.65	1.43	1.36
Dividends and distributions to Common Shareholders from:
Net investment income		(0.46)	(0.41)	(0.91)	(0.99)	(0.99)	(0.98)	(0.97)
Net realized gain		—	—	—	(0.00)[2]	—	—	—
Total dividends and distributions to Common Shareholders		(0.46)	(0.41)	(0.91)	(0.99)	(0.99)	(0.98)	(0.97)
Net asset value, end of period		$ 12.59	$ 10.74	$ 10.08	$ 14.55	$ 15.37	$ 14.71	$ 14.26
Market price, end of period		$ 12.50	$ 11.10	$ 8.75	$ 15.92	$ 17.30	$ 15.69	$ 14.05
Total Investment Return[3]
Based on net asset value		21.79%[4]	11.15%[4]	(25.69)%	0.70%	11.24%	10.21%	10.29%
Based on market price		16.99%[4]	32.34%[4]	(41.05)%	(2.11)%	17.39%	19.31%	10.01%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]		1.25%[6]	1.44%[6]	1.38%	1.18%	1.21%	1.22%	1.23%
Total expenses after fees waived and paid indirectly[5]		1.12%[6]	1.26%[6]	1.15%	0.88%	0.83%	0.83%	0.83%
Total expenses after fees waived and paid indirectly and
excluding interest expense and fees[5,7]		1.07%[6]	1.15%[6]	0.98%	0.88%	0.83%	0.83%	0.83%
Net investment income[5]		8.80%[6]	10.48%[6]	8.34%	7.43%	7.65%	7.97%	8.44%
Dividends to Preferred Shareholders		0.27%[6]	0.70%[6]	2.19%	2.04%	1.83%	1.23%	0.63%
Net investment income to Common Shareholders		8.53%[6]	9.78%[6]	6.15%	5.39%	5.82%	6.74%	7.81%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)		$ 557,799	$ 474,814	$ 445,289	$ 640,981	$ 674,080	$ 642,047	$ 621,648
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)		$ 270,875	$ 293,125	$ 293,125	$ 375,125	$ 375,125	$ 375,125	$ 375,125
Portfolio turnover		12%	11%	13%	17%	77%	68%	59%
Asset coverage per Preferred Share at $25,000 liquidation
preference, end of period		$ 76,483	$ 65,498	$ 62,989	$ 67,727	$ 69,933	$ 67,797	$ 66,435
[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
[6] Annualized.
[7] Interest expense and fees related to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
See Notes to Financial Statements.
40	SEMI-ANNUAL REPORT				OCTOBER 31, 2009

Financial Highlights				BlackRock Pennsylvania Strategic Municipal Trust (BPS)
	Six Months	Period
	Ended	January 1,
	October 31,	2009 to
	2009	April 30,		Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 11.87	$ 10.77	$ 14.12	$ 15.01	$ 15.27	$ 15.81	$ 16.09
Net investment income	0.45[1]	0.27[1]	0.89[1]	0.99	1.02	0.97	1.07
Net realized and unrealized gain (loss)	1.52	1.03	(3.36)	(0.74)	(0.09)	(0.42)	(0.37)
Dividends to Preferred Shareholders from
net investment income	(0.02)	(0.02)	(0.26)	(0.31)	(0.28)	(0.19)	(0.09)
Net increase (decrease) from investment operations	1.95	1.28	(2.73)	(0.06)	0.65	0.36	0.61
Dividends to Common Shareholders from
net investment income	(0.32)	(0.18)	(0.62)	(0.83)	(0.91)	(0.90)	(0.89)
Net asset value, end of period	$ 13.50	$ 11.87	$ 10.77	$ 14.12	$ 15.01	$ 15.27	$ 15.81
Market price, end of period	$ 11.92	$ 9.85	$ 8.42	$ 13.55	$ 17.43	$ 15.85	$ 15.70
Total Investment Return[2]
Based on net asset value	16.96%[3]	12.28%[3]	(19.63)%	(0.82)%	4.09%	2.39%	4.21%
Based on market price	24.45%[3]	19.18%[3]	(34.53)%	(18.04)%	16.45%	7.02%	10.12%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.57%[5]	1.63%[6]	1.61%	1.55%	1.51%	1.52%	1.47%
Total expenses after fees waived and before fees
paid indirectly[4]	1.57%[5]	1.61%[6]	1.45%	1.37%	1.28%	1.21%	1.08%
Total expenses after fees waived and paid indirectly[4]	1.57%[5]	1.61%[6]	1.45%	1.35%	1.23%	1.13%	1.03%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[4,7]	1.56%[5]	1.61%[6]	1.42%	1.35%	1.23%	1.13%	1.03%
Net investment income[4]	7.05%[5]	7.38%[6]	6.82%	6.82%	6.73%	6.28%	6.74%
Dividends to Preferred Shareholders	0.33%[5]	0.56%[5]	2.17%	2.10%	1.85%	1.22%	0.59%
Net investment income to Common Shareholders	6.72%[5]	6.82%[6]	4.65%	4.72%	4.88%	5.06%	6.15%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 27,325	$ 24,023	$ 21,799	$ 28,560	$ 30,306	$ 30,801	$ 31,857
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)	$ 16,325	$ 16,825	$ 16,825	$ 17,500	$ 17,500	$ 17,500	$ 17,500
Portfolio turnover	15%	8%	45%	41%	7%	8%	5%
Asset coverage per Preferred Share at $25,000 liquidation
preference, end of period	$ 66,847	$ 60,696	$ 57,399	$ 65,817	$ 68,305	$ 69,008	$ 70,513
[1] Based on average shares outstanding.
[2] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
[5] Annualized.
[6] Annualized. Certain expenses incurred during the period January 1, 2009 to April 30, 2009 have been included in the ratio but not annualized. If these expenses were annualized, the annualized ratio of total expenses, total expenses after fees waived and before fees paid indirectly, total expenses after fees waived and paid indirectly, total expenses after fees waived and paid indirectly and excluding interest expense and fees, net investment income and net investment income to Common Shareholders would have been 1.91%, 1.89%,
1.89%, 1.89%, 7.09% and 6.53%, respectively.
[7] Interest expense and fees related to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
See Notes to Financial Statements.
SEMI-ANNUAL REPORT				OCTOBER 31, 2009			41

Financial Highlights						BlackRock Strategic Municipal Trust (BSD)
		Six Months	Period
		Ended	January 1,
		October 31,	2009 to
		2009	April 30,		Year Ended December 31,
		(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period		$ 10.95	$ 9.90	$ 14.27	$ 15.64	$ 15.68	$ 15.70	$ 15.91
Net investment income		0.50[1]	0.32[1]	1.02[1]	1.07	1.07	1.14	1.26
Net realized and unrealized gain (loss)		1.33	1.00	(4.32)	(1.10)	0.28	0.07	0.41
Dividends to Preferred Shareholders from
net investment income		(0.02)	(0.02)	(0.26)	(0.32)	(0.29)	(0.20)	(0.10)
Net increase (decrease) from investment operations		1.81	1.30	(3.56)	(0.35)	1.06	1.01	0.75
Dividends to Common Shareholders from
net investment income		(0.41)	(0.25)	(0.81)	(1.02)	(1.10)	(1.03)	(0.96)
Net asset value, end of period		$ 12.35	$ 10.95	$ 9.90	$ 14.27	$ 15.64	$ 15.68	$ 15.70
Market price, end of period		$ 11.83	$ 10.15	$ 8.19	$ 13.96	$ 18.69	$ 17.14	$ 14.52
Total Investment Return[2]
Based on net asset value		16.91%[3]	13.44%[3]	(25.70)%	(2.82)%	6.38%	6.67%	5.41%
Based on market price		20.81%[3]	27.11%[3]	(37.17)%	(20.44)%	16.29%	26.08%	5.59%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]		1.34%[5]	1.49%[6]	1.54%	1.30%	1.31%	1.29%	1.28%
Total expenses after fees waived and before fees
paid indirectly[4]		1.33%[5]	1.48%[6]	1.45%	1.14%	1.07%	0.98%	0.90%
Total expenses after fees waived and paid indirectly[4]		1.33%[5]	1.48%[6]	1.45%	1.13%	1.04%	0.97%	0.89%
Total expenses after fees waived and paid indirectly
and excluding interest expense and fees[4,7]		1.27%[5]	1.40%[6]	1.23%	1.13%	1.04%	0.97%	0.89%
Net investment income[4]		8.42%[5]	9.48%[6]	8.04%	7.12%	6.89%	7.23%	8.04%
Dividends to Preferred Shareholders		0.27%[5]	0.49%[5]	2.02%	2.12%	1.83%	1.26%	0.62%
Net investment income to Common Shareholders		8.15%[5]	8.99%[6]	6.02%	5.00%	5.06%	5.97%	7.42%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)		$ 90,052	$ 79,820	$ 72,188	$ 103,882	$ 113,697	$ 113,684	$ 113,686
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)		$ 42,975	$ 47,750	$ 47,750	$ 62,000	$ 62,000	$ 62,000	$ 62,000
Portfolio turnover		18%	6%	17%	21%	71%	96%	23%
Asset coverage per Preferred Share at $25,000 liquidation
preference, end of period		$ 77,388	$ 66,791	$ 62,803	$ 66,904	$ 78,856	$ 70,847	$ 70,844
[1] Based on average shares outstanding.
[2] Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3] Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
[5] Annualized.
[6] Annualized. Certain expenses incurred during the period January 1, 2009 to April 30, 2009 have been included in the ratio but not annualized. If these expenses were annualized, the annualized ratio of total expenses, total expenses after fees waived and before fees paid indirectly, total expenses after fees waived and paid indirectly, total expenses after fees waived and paid indirectly and excluding interest expense and fees, net investment income and net investment income to Common Shareholders would have been 1.91%, 1.89%,
1.89%, 1.89%, 7.09% and 6.53%, respectively.
[7] Interest expense and fees related to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
See Notes to Financial Statements.
42	SEMI-ANNUAL REPORT				OCTOBER 31, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Investment Quality Municipal Trust Inc. (“BKN”) is organized as a Maryland corporation. BlackRock Long-Term Municipal Advantage
Trust (“BTA”), BlackRock Municipal 2020 Term Trust (“BKK”), BlackRock
Municipal Income Trust (“BFK”), BlackRock Pennsylvania Strategic
Municipal Trust (“BPS”) and BlackRock Strategic Municipal Trust (“BSD”)
(collectively, the “Trusts” or individually as the “Trust”) are organized as
Delaware statutory trusts. BKN, BKK, BFK and BSD are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, closed-end management investment companies. BTA and BPS are registered under the 1940 Act as non-diversified, closed-end manage-
ment investment companies. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Board of
Directors and the Board of Trustees of the Trusts are referred to throughout this report as the “Board of Trustees” or the “Board.” Each Trust determines, and makes available for publication the net asset value of its Common
Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the super-
vision of each Trust’s Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-
term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by each Trust’s Board as reflecting fair value
(“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-
advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: Each
Trust may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such trans-
actions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such con-
ditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the
Trusts may be required to pay more at settlement than the security is worth.
In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed-delivery basis, the
Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the coun-
terparty, the Trusts’ maximum amount of loss is the unrealized gain of the commitment, which is shown on the Schedules of Investments, if any.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Trusts
leverage their assets through the use of tender option bond trusts (“TOBs”).
A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Trust has con-
tributed securities. A TOB typically issues two classes of beneficial interests:
short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Trust include the right of the Trust (1) to cause the holders of a propor-
tional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Trust. The TOB may also be terminated without the consent of the Trust upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quar-
terly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Trust, which typically invests the cash in additional municipal bonds. Each Trust’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, there-
fore the municipal bonds deposited into a TOB are presented in the Trust’s
Schedules of Investments and the proceeds from the issuance of the short-
term floating rate certificates shown on the Statements of Assets and
Liabilities as trust certificates.

Interest income from the underlying securities is recorded by the Trusts on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Trusts. The floating rate certifi-
cates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At October 31, 2009, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust

SEMI-ANNUAL REPORT OCTOBER 31, 2009 43

Notes to Financial Statements (continued)
certificates and the range of interest rates on the liability for trust certifi-
cates were as follows:
Underlying
Municipal
	Bonds	Liability
	Transferred	for Trust	Range of
	to TOBs	Certificates	Interest Rates
BKN	$ 21,162,415	$11,137,401	0.24% – 0.49%
BTA	$126,765,179	$84,715,000	0.12% – 0.70%
BKK	$ 5,446,700	$ 3,750,000	0.49%
BFK	$122,456,994	$68,583,502	0.20% – 0.57%
BPS	$ 1,013,490	$ 500,000	0.25%
BSD	$ 22,943,174	$12,506,383	0.20% – 0.49%
For the six months ended October 31, 2009, the Trusts’ average trust cer-
tificates outstanding and the daily weighted average interest rate, including fees, were as follows:
			Daily
			Weighted
		Average Trust	Average
		Certificates	Interest
		Outstanding	Rate
BKN		$10,813,206	0.61%
BTA		$80,187,243	1.09%
BKK		$ 3,750,000	0.59%
BFK		$61,385,238	0.47%
BPS		$ 488,281	0.64%
BSD		$10,967,379	0.46%

Should short-term interest rates rise, the Trusts’ investments in TOBs may adversely affect the Trusts’ investment income and distributions to Common
Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Trusts’ net asset value per share.

Zero-Coupon Bonds: Each Trust may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”)
require that a Trust either delivers collateral or segregates assets in connec-
tion with certain investments (e.g., financial futures contracts) each Trust will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit secu-
rities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. Each Trust amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 6.

Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

Each Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Trusts’ US federal tax returns remain open for the year or period ended April 30, 2009 and the preceding three taxable years of the respec-
tive Trust. The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of finan-
cial assets. This guidance is intended to improve the relevance, represen-
tational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial perform-
ance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclo-
sure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Trusts’ financial statements and disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each
Trust’s Board, non-interested Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees
had invested the deferred amounts directly in the other certain BlackRock
Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each
Trust. Each Trust may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability are included in other assets in the Statements of Assets and Liabilities. Dividends and distribu-
tions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated in the Statements of Operations.

44 SEMI-ANNUAL REPORT OCTOBER 31, 2009

Notes to Financial Statements (continued)

Other: Expenses directly related to each Trust are charged to that
Trust. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Trusts may engage in various portfolio investment strategies both to increase the returns of the Trusts and to economically hedge, or protect, their exposure to interest rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the value of the underlying security, or if the counterparty does not perform under the contract. To the extent amounts due to the Trusts from their counterparties are not fully collateralized contractually or otherwise, the Trusts bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices.
Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Trusts may purchase or sell financial futures contracts and options on financial futures contracts to gain expo-
sure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Trusts as unrealized gains or losses. When the contract is closed, the
Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:
The Effect of Derivative Instruments of the Statements of Operations
	Six Months Ended October 31, 2009*
	Net Realized Gain (Loss) From
	BKN	BTA	BFK	BPS	BSD
Interest rate
contracts:
Financial
futures
contracts	$ (20,793)	$ (72,394)	$783,056	$ 15,072	$ 47,203
* As of October 31, 2009, there were no financial futures contracts outstanding.
During the six months ended October 31, 2009, the Funds had limited activity in these transactions.

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America
Corporation (“BAC”) are the largest stockholders of BlackRock, Inc.
(“BlackRock”). Due to the ownership structure, PNC is an affiliate for
1940 Act purposes, but BAC is not.

Each Trust entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust pays the Manager a monthly fee of the Trust’s average weekly net assets at the following annual rates:

BKN	0.35%
BTA	1.00%
BKK	0.50%
BFK	0.60%
BPS	0.60%
BSD	0.60%

Average weekly net assets for all of the Trusts, except BTA, is the average weekly value of each Trust’s total assets minus the sum of its accrued lia-
bilities. For BTA, average weekly net assets is the average weekly value of the Trust’s total assets minus the sum of its total liabilities.

The Manager has voluntarily agreed to waive a portion of the investment advisory fee as a percentage of net assets as follows:

	Through	Rate
BTA	January 31, 2008 – January 31, 2011	0.40%
	January 31, 2012	0.30%
	January 31, 2013	0.20%
	January 31, 2014	0.10%
BFK	July 31, 2008 – July 31, 2009	0.10%
	July 31, 2010	0.05%
For the six months ended October 31, 2009, the Manager waived the fol-
lowing amounts, which are included in fees waived by advisor in the
Statements of Operations.
		Fees Waived
		by Manager
BTA		$278,179
BFK		$323,964

Additionally, the Manager has agreed to waive its advisory fees by the amount of investment advisory fees each Trust pays to the Manager indi-
rectly through its investment in affiliated money market funds, which are included in fees waived by advisor in the Statements of Operations. For the six months ended October 31, 2009, the amounts waived were as follows:

Fees Waived
by Manager
BKN	$ 7,501
BTA	$ 1,697
BKK	$ 2,680
BFK	$11,363
BPS	$ 1,214
BSD	$ 2,936

SEMI-ANNUAL REPORT OCTOBER 31, 2009 45

Notes to Financial Statements (continued)

The Manager has entered into a separate sub-advisory agreement with
BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager, under which the Manager pays BFM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Trusts to the Manager.

BKN has an Administration Agreement with the Manager. The administration fee paid to the Manager is computed at an annual rate of 0.15% of the
Trust’s average weekly net assets including proceeds from the issuance of
Preferred Shares and TOBs.

For the six months ended October 31, 2009, certain Trust’s reimbursed the
Manager for certain accounting services in the following amounts, which are included in accounting services in the Statements of Operations.

Reimbursement
BTA	$2,396
BKK	$4,370
BFK	$8,937
BPS	$ 428
BSD	$1,234

Certain officers and/or trustees of the Trusts are officers and/or directors of
BlackRock or its affiliates. The Trusts reimburse the Manager for compensa-
tion paid to the Trusts’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2009 were as follows:

	Purchases	Sales
BKN	$ 85,896,962	$ 75,472,356
BTA	$ 54,084,061	$ 45,547,898
BKK	$ 23,253,635	$ 17,193,457
BFK	$114,766,354	$102,759,562
BPS	$ 7,090,667	$ 6,242,835
BSD	$ 23,954,360	$ 26,237,766

5. Concentration, Market and Credit Risk:

Each Trust invests a substantial amount of its assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insur-
ance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securi-
ties are owned by the Trusts; conditions affecting the general economy;
overall market changes; local, regional or global political, social or eco-
nomic instability; and currency and interest rate and price fluctuations.
Similar to credit risk, the Trusts may be exposed to counterparty risk, or the risk that an entity with which the Trusts have unsettled or open trans-
actions may default. Financial assets, which potentially expose the Trusts to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Trusts’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Trusts’ Statements of Assets and Liabilities,
less any collateral held by the Trusts.

6. Capital Share Transactions:

BTA, BKK, BFK, BPS and BSD are authorized to issue an unlimited number of shares, including Preferred Shares, par value $0.001 per share, all of which were initially classified as Common Shares. BKN is authorized to issue 200 million shares, including Preferred Shares, all of which were initially classified as Common Shares par value $0.01 per share. Each
Trust’s Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders.

Common Shares

At October 31, 2009, the shares owned by an affiliate of the Manager of the Trusts were as follows:

			Shares
BTA			9,704
BKK			8,028
For the periods shown, shares issued and outstanding increased by the fol-
lowing amounts as a result of dividend reinvestment:
	Six Months	Period
	Ended	Ended	Year Ended
	October 31,	April 30,	April 30,
	2009	2009	2008
BKN	22,772	—	138,790
BFK	79,374	31,369	152,320
BPS	—	—	1,436
BSD	1,237	—	6,166

Shares issued and outstanding remained constant for BTA and BKK for the current period, prior year and two years prior.

Preferred Shares

The Preferred Shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at their liquidation preference plus any accumulated unpaid dividends whether or not declared. The
Preferred Shares are also subject to mandatory redemption at their liqui-
dation preference plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Statement of
Preferences/Articles Supplementary (“Governing Instrument”), as applica-
ble, are not satisfied.

From time to time in the future, each Trust that has issued Preferred Shares may effect repurchases of such shares at prices below their liquidation preferences as agreed upon by the Trusts and seller. Each Trust also may redeem such shares from time to time as provided in the applicable
Governing Instrument. The Trust intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

The holders of Preferred Shares have voting rights equal to the holders of
Common Shares (one vote per share) and will vote together with holders

46 SEMI-ANNUAL REPORT OCTOBER 31, 2009

Notes to Financial Statements (continued)

of Common Shares (one vote per share) as a single class. However, holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Trusts had the following series of Preferred Shares outstanding, effec-
tive yields and reset frequency at October 31, 2009:

				Reset
		Preferred	Effective	Frequency
	Series	Shares	Yield	Days
BKN	T7	2,804	0.43%	7
	T28	2,234	0.43%	28
BKK	M7	2,318	0.43%	7
	W7	2,318	0.43%	7
	F7	2,318	0.43%	7
BFK	M7	2,167	0.43%	7
	T7	2,167	0.43%	7
	W7	2,167	0.43%	7
	R7	2,167	0.41%	7
	F7	2,167	0.43%	7
BPS	W7	653	0.43%	7
BSD	W7	1,719	0.43%	7

Dividends on seven-day and 28-day Preferred Shares are cumulative at a rate which is reset every seven or 28 days, respectively, based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the affected Trust is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive divi-
dend periods until such time as the shares are successfully auctioned. The maximum applicable rate on all series of Preferred Shares is the higher of
110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P
30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.
The low, high and average dividend rates on the Preferred Shares for each
Trust for the six months ended October 31, 2009 were as follows:

	Series	Low	High	Average
BKN	T7	0.40%	0.67%	0.50%
	T28	0.40%	0.63%	0.49%
BKK	M7	0.40%	0.76%	0.50%
	W7	0.38%	0.66%	0.50%
	F7	0.35%	0.76%	0.50%
BFK	M7	0.40%	0.76%	0.50%
	T7	0.40%	0.67%	0.50%
	W7	0.38%	0.66%	0.50%
	R7	0.35%	0.64%	0.49%
	F7	0.35%	0.76%	0.50%
BPS	W7	0.38%	0.66%	0.50%
BSD	W7	0.38%	0.66%	0.50%

Since February 13, 2008, the Preferred Shares of each Trust failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate that ranged from 0.35% to 0.76% for the six months ended October 31, 2009. A failed auction is not an event of default for the Trusts but it has a negative impact on the liquidity of
Preferred Shares. A failed auction occurs when there are more sellers of a trust’s auction rate preferred shares than buyers. It is impossible to predict how long this imbalance will last. A successful auction for the Trusts’
Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the
Preferred Shares at their liquidation preference.

The Trusts may not declare dividends or make other distributions on
Common Shares or purchase any such shares if, at the time of the decla-
ration, distribution or purchase, asset coverage with respect to the out-
standing Preferred Shares is less than 200%.

The Trusts pay commissions of 0.25% on the aggregate principal amount of all shares that successfully clear their auctions and 0.15% on the aggregate principal amount of all shares that fail to clear their auctions.
Certain broker-dealers have individually agreed to reduce commissions for failed auctions.

During the six months ended October 31, 2009, the Trusts announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption dates:

		Redemption	Shares	Aggregate
	Series	Date	Redeemed	Principal
BKN	T7	7/08/09	22	$ 550,000
	T28	7/08/09	18	$ 450,000
BFK	M7	7/14/09	178	$4,450,000
	T7	7/08/09	178	$4,450,000
	W7	7/09/09	178	$4,450,000
	R7	7/10/09	178	$4,450,000
	F7	7/13/09	178	$4,450,000
BPS	W7	7/09/09	20	$ 500,000
BSD	W7	7/09/09	191	$4,775,000
During the period ended April 30, 2009, the Trusts announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:
		Redemption	Shares	Aggregate
	Series	Date	Redeemed	Principal
BKN	T7	6/25/08	436	$10,900,000
	T28	7/09/08	348	$ 8,700,000
BKK	M7	6/24/08	50	$ 1,250,000
	W7	6/26/08	50	$ 1,250,000
	F7	6/30/08	50	$ 1,250,000
BFK	M7	6/24/08	656	$16,400,000
	T7	6/25/08	656	$16,400,000
	W7	6/26/08	656	$16,400,000
	R7	6/27/08	656	$16,400,000
	F7	6/30/08	656	$16,400,000
BPS	W7	6/26/08	27	$ 675,000
BSD	W7	6/26/08	570	$14,250,000
The Trusts financed the Preferred Shares redemptions with cash received from TOBs.
Preferred Shares issued and outstanding for the year ended October 31,
2008 for BKN, BTA and BFK and the year ended December 31, 2008 for
BKK, BPS and BSD remained constant.

SEMI-ANNUAL REPORT OCTOBER 31, 2009 47

Notes to Financial Statements (concluded)
7. Capital Loss Carryforwards:
As of April 30, 2009, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:
Expires April 30,	BKN	BTA	BKK	BFK
2011	—	—	—	$11,445,922
2012	—	—	—	15,775,833
2013	—	—	$ 264,701	—
2014	$ 728,359	$ 701,315	—	4,991,959
2015	—	—	524,725	606,017
2016	4,566,913	22,052,642	411,992	10,207,532
2017	4,506,796	6,882,935	—	2,065,704
Total	$9,802,068	$29,636,892	$1,201,418	$45,092,967
Expires April 30,			BPS	BSD
2012			—	$ 427,602
2013			$ 133,646	1,011,077
2016			127,957	251,883
2017			929,529	4,028,776
Total			$1,191,132	$5,719,338
8. Subsequent Events:
Management’s evaluation of the impact of all subsequent events on the
Trusts’ financial statements was completed through December 23, 2009, the date the financial statements were issued.
Each Trust paid a net investment income dividend on December 1, 2009 to
Common Shareholders of record on November 13, 2009 as follows:
			Common Dividend
				Per Share
BKN				$0.08150
BTA				$0.05750
BKK				$0.06225
BFK				$0.07860
BPS				$0.06400
BSD				$0.07000
The dividends declared on Preferred Shares for the period November 1,
2009 to November 31, 2009 were as follows:
				Dividends
			Series	Declared
BKN			T7	$ 23,654
			T28	$ 19,214
BKK			M7	$ 18,777
			W7	$ 19,248
			F7	$ 18,802
BFK			M7	$ 21,731
			T7	$ 21,216
			W7	$ 21,067
			R7	$ 20,845
			F7	$ 21,699
BPS			W7	$ 5,423
BSD			W7	$ 14,287
48	SEMI-ANNUAL REPORT				OCTOBER 31, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees (each, a “Board” and, collectively, the “Boards,” and the members of which are referred to as “Board Members”) of each of
BlackRock Investment Quality Municipal Trust (“BKN”), BlackRock Long-
Term Municipal Advantage Trust (“BTA”), BlackRock Municipal 2020 Term
Trust (“BKK”), BlackRock Municipal Income Trust (“BFK”), BlackRock
Pennsylvania Strategic Municipal Trust (“BPS”) and BlackRock Strategic
Municipal Trust (“BSD,” and together with BKN, BTA, BKK, BFK and BPS, each a “Fund,” and, collectively, the “Funds”) met on April 14, 2009 and
May 28 – 29, 2009 to consider the approval of each Fund’s investment advisory agreement (each, an “Advisory Agreement”) with BlackRock
Advisors, LLC (the “Manager”), each Fund’s investment advisor. Each
Board also considered the approval of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) between its respective Fund, the Manager and BlackRock Financial Management, Inc. (the “Sub-Advisor”). The
Manager and the Sub-Advisor are referred to herein as “BlackRock.” The
Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.” Unless otherwise indicated, references to actions taken by the “Board” or the “Boards” shall mean each Board acting independently with respect to its respective Fund.

Activities and Composition of the Boards

Each Board consists of twelve individuals, ten of whom are not “interested persons” of the Funds as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The
Board Members of each Fund are responsible for the oversight of the oper-
ations of such Fund and perform the various duties imposed on the direc-
tors of investment companies by the 1940 Act. The Independent Board
Members have retained independent legal counsel to assist them in con-
nection with their duties. The Chairman of each Board is an Independent
Board Member. Each Board has established five standing committees:
an Audit Committee, a Governance and Nominating Committee, a Compli-
ance Committee, a Performance Oversight Committee and an Executive
Committee, each of which is composed of Independent Board Members
(except for the Executive Committee, which has one interested Board
Member) and is chaired by an Independent Board Member. In addition, each Board has established an Ad Hoc Committee on Auction Market
Preferred Shares.

The Agreements

Pursuant to the 1940 Act, each Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, each
Board assessed, among other things, the nature, scope and quality of the services provided to its respective Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Boards, acting directly and through their commit-
tees, consider at each of their meetings factors that are relevant to their annual consideration of the renewal of the Agreements, including the serv-
ices and support provided by BlackRock to the Funds and their shareholders.

Among the matters the Boards considered were: (a) investment perform-
ance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any out performance or underperformance against each Fund’s peers; (b) fees, including advisory fees and, with respect to BKN, administration fees, and other amounts paid to BlackRock and its affiliates by the Funds for services such as call center and fund accounting; (c) the Funds’ operating expenses; (d) the resources devoted to, and compliance reports relating to, the Funds’ investment objectives, policies and restrictions; (e) the Funds’ compliance with their
Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by
BlackRock and its affiliates; (g) BlackRock’s and other service providers’
internal controls; (h) BlackRock’s implementation of the proxy voting poli-
cies approved by the Boards; (i) execution quality of portfolio transactions;
(j) BlackRock’s implementation of the Funds’ valuation and liquidity proce-
dures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 14, 2009 meeting, each Board requested and received materials specifically relating to the Agreements.
Each Board is engaged in an ongoing process with BlackRock to continu-
ously review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the
April meeting included (a) information independently compiled and pre-
pared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the invest-
ment performance of each Fund as compared with a peer group of funds as determined by Lipper and, where applicable, a customized peer group selected by BlackRock (collectively, “Peers”); (b) information on the prof-
itability of the Agreements to BlackRock and a discussion of fall-out bene-
fits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and open-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; and (f) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on April 14, 2009, each Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 14, 2009 meeting, the Boards presented BlackRock with questions and requests for additional informa-
tion and BlackRock responded to these requests with additional written information in advance of the May 28 – 29, 2009 Board meeting.

At an in-person meeting held on May 28 – 29, 2009, each Fund’s Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and such
Fund and the Sub-Advisory Agreement between such Fund, the Manager and the Sub-Advisor, each for a one-year term ending June 30, 2010. The
Boards considered all factors they believed relevant with respect to the

SEMI-ANNUAL REPORT OCTOBER 31, 2009 49

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

Funds, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the
Funds and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from their relationship with the Funds; (d) economies of scale;
and (e) other factors.

Each Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of its respective Fund’s portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their rela-
tionship with such Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: Each Board, including its
Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of its respective Fund. Throughout the year, each Board compared its respective Fund’s performance to the perform-
ance of a comparable group of closed-end funds, and the performance of a relevant benchmark, if any. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. Each Board also reviewed the materials provided by its respective Fund’s portfolio management team discussing such Fund’s performance and such Fund’s investment objective, strategies and outlook.

Each Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and its respec-
tive Fund’s portfolio management team, investments by portfolio man-
agers in the funds they manage, BlackRock’s portfolio trading capabilities,
BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also reviewed a general description of BlackRock’s compensation structure with respect to its respective Fund’s portfolio management team and
BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, each Board considered the quality of the administrative and non-investment advisory services provided to its respective Fund. BlackRock and its affiliates and significant shareholders provide the Funds with certain administrative and other services (in addi-
tion to any such services provided to the Funds by third parties) and offi-
cers and other personnel as are necessary for the operations of the Funds.
In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including (i) preparing disclosure doc-
uments, such as the prospectus and the statement of additional informa-
tion in connection with the initial public offering and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of the Funds; (iii) assisting with daily accounting and pric-
ing; (iv) preparing periodic filings with regulators and stock exchanges;
(v) overseeing and coordinating the activities of other service providers;
(vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; and (viii) perform-
ing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements, and call cen-
ter services. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: Each Board,
including its Independent Board Members, also reviewed and considered the performance history of its respective Fund. In preparation for the April 14,
2009 meeting, the Boards were provided with reports, independently pre-
pared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, each
Board received and reviewed information regarding the investment per-
formance of its respective Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in such Fund’s applicable Lipper category and, where applicable, a customized peer group selected by BlackRock. Each Board was provided with a description of the methodology used by Lipper to select peer funds. Each Board regularly reviews the performance of its respective Fund throughout the year.

The Board of BPS noted that, in general, BPS performed better than its
Peers in that BPS’s performance was at or above the median of its Lipper performance universe composite in two of the one-, three- and five-year periods reported.

The Board of each of BKN, BFK and BSD noted that, in general, each of
BKN, BFK and BSD performed better than their respective Peers in that the performance of each of BKN, BFK and BSD was at or above the median of their respective customized Lipper peer group composite in each of the one-, three- and five-year periods reported.

The Board of BKK noted that BKK performed below the median of its
Lipper performance universe composite in the one-, three- and five-year periods reported. The Board of BKK and BlackRock reviewed the reasons for BKK’s underperformance during these periods compared with its Peers.
The Board of BKK was informed that, among other things, performance was heavily influenced by BKK’s sector allocation which experienced volatile market movement last year.

The Board of BTA noted that BTA performed below the median of its cus-
tomized Lipper peer group composite in the one-year period reported. The
Board of BTA and BlackRock reviewed the reasons for BTA’s underperformance during this period compared with its Peers. The Board of BTA was informed

50 SEMI-ANNUAL REPORT OCTOBER 31, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

that, among other things, BTA’s above market weight exposure to both credit and the long end of the yield curve negatively impacted performance.

For BKK and BTA, the Board of each respective Fund and BlackRock dis-
cussed BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve each such Fund’s performance.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Funds: Each Board, including its Independent
Board Members, reviewed its respective Fund’s contractual advisory fee rates compared with the other funds in its respective Lipper category.
Each Board also compared its respective Fund’s total expenses, as well as actual management fees, to those of other comparable funds. Each
Board considered the services provided and the fees charged by
BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s profitabil-
ity with respect to the Funds and other funds the Boards currently oversee for the year ended December 31, 2008 compared to available aggregate profitability data provided for the year ended December 31, 2007. The
Boards reviewed BlackRock’s profitability with respect to other fund com-
plexes managed by the Manager and/or its affiliates. The Boards reviewed
BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Manager, the types of funds managed, expense alloca-
tions and business mix, and therefore comparability of profitability is somewhat limited.

The Boards noted that, in general, individual fund or product line profitabil-
ity of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Boards considered BlackRock’s overall operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising closed-
end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Boards considered, among other things, certain third-party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which con-
cluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Boards considered the cost of the services provided to the
Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed
BlackRock’s methodology in allocating its costs to the management of the
Funds. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment manage-
ment personnel to perform its obligations under the Agreements and to con-
tinue to provide the high quality of services that is expected by the Boards.

The Board of each of BKN, BKK, BFK, BPS and BSD noted that its respec-
tive Fund paid contractual management fees, which do not take into account any expense reimbursement or fee waivers, lower than or equal to the median contractual management fees paid by such Fund’s Peers.

The Board of BTA noted that although BTA paid contractual management fees higher than the median of its Peers, its actual management fees were lower than or equal to the median of its Peers.

D. Economies of Scale: Each Board, including its Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of its respective Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable such Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of such
Fund. The Boards considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered
BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Boards noted that most closed-end fund complexes do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering and each fund is man-
aged independently, consistent with its own investment objectives. The
Boards noted that only one closed-end fund in the Fund Complex has breakpoints in its fee structure. Information provided by Lipper also revealed that only one closed-end fund complex used a complex-level breakpoint structure.

E. Other Factors: The Boards also took into account other ancillary or “fall-
out” benefits that BlackRock or its affiliates and significant shareholders may derive from their relationship with the Funds, both tangible and intan-
gible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affili-
ates and significant shareholders as service providers to the Funds, includ-
ing for administrative and distribution services. The Boards also noted that
BlackRock may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

SEMI-ANNUAL REPORT OCTOBER 31, 2009 51

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar prac-
tices. The Boards received reports from BlackRock, which included informa-
tion on brokerage commissions and trade execution practices throughout the year.

Conclusion

Each Board, including its Independent Board Members, unanimously approved the continuation of the Advisory Agreement between its respec-
tive Fund and the Manager for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between such Fund, the Manager and such
Fund’s Sub-Advisor for a one-year term ending June 30, 2010. Based upon its evaluation of all these factors in their totality, each Board, includ-
ing its Independent Board Members, was satisfied that the terms of the

Agreements were fair and reasonable and in the best interest of its respec-
tive Fund and its shareholders. In arriving at a decision to approve the
Agreements, each Board did not identify any single factor or group of fac-
tors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the vari-
ous factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
The contractual fee arrangements for each Fund reflects the results of sev-
eral years of review by such Fund’s Board Members and predecessor Board
Members, and discussions between such Board Members (and predecessor
Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the
Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

52 SEMI-ANNUAL REPORT OCTOBER 31, 2009

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee
and Trustee
G. Nicholas Beckwith, III, Trustee
Kent Dixon, Trustee and Member of the Audit Committee
Frank J. Fabozzi, Trustee and Member of the Audit Committee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee and Member of the Audit Committee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee
Richard S. Davis, Trustee
Henry Gabbay, Trustee
Anne F. Ackerley, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management, Inc.
New York, NY 10022

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
Common Shares:
Computershare Trust Companies, N.A.
Canton, MA 02021

Auction Agent
Preferred Shares:
The Bank of New York Mellon1
New York, NY 10286

Deutsche Bank Trust Company Americas2
New York, NY 10005

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

1 For BFK and BKK.
2 For BPS, BSD and BKN.

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Trusts, retired. The Trusts’ Board wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Trusts, and Brendan Kyne
became Vice President of the Trusts.

SEMI-ANNUAL REPORT OCTOBER 31, 2009 53

Additional Information
Proxy Results
The Annual Meeting of Shareholders was held on August 26, 2009 for shareholders of record on June 29, 2009 to elect director or trustee nominees of each Trust. The Board is organized into three classes, one class of which is elected annually. Each Director/Trustee serves a three-year term concurrent with the class into which he or she is elected.
Approved the Class II Directors/Trustees as follows:
	Richard S. Davis		Frank J. Fabozzi		James T. Flynn		Karen P. Robards
		Votes		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BKN	13,918,656	326,800	2,802[1]	61[1]	13,918,656	326,800	13,899,913	345,543
BTA	11,497,191	485,388	11,497,191	485,388	11,498,176	484,403	11,491,219	491,360
BKK	18,716,891	813,374	4,786[1]	2[1]	18,716,891	813,374	18,668,706	861,559
BFK	39,949,681	1,163,093	6,204[1]	100[1]	39,949,681	1,163,093	39,908,253	1,204,521
BPS	1,871,079	64,623	366[1]	0[1]	1,871,079	64,623	1,861,324	74,378
BSD	6,245,302	328,194	931[1]	38[1]	6,245,302	328,194	6,240,302	333,194
[1] Voted on by holders of Preferred Shares only.

General Information

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ web-
sites or shareholders can sign up for e-mail notifications of quarterly state-
ments, annual and semi-annual reports by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762.

Availability of Quarterly Schedule of Investments

Each Trust files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quar-
ters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information
on the operation of the Public Reference Room may be obtained by calling
(202) 551-8090. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

54 SEMI-ANNUAL REPORT OCTOBER 31, 2009

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT OCTOBER 31, 2009 55

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Certain Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Investment Quality Municipal Trust, Inc.

Date: December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: December 21, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: December 21, 2009